                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      / / Pre-Effective Amendment No.__ / / Post-Effective Amendment No.__

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                600 West Broadway
                           San Diego, California 92101
                    (Address of Principal Executive Offices)

                                 (619) 652-5422
                  (Registrant's Area Code and Telephone Number)

                              Charles H. Field, Jr.
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101
                     (Name and Address Of Agent For Service)

                                    Copy To:

                                Deborah A. Wussow
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101

     Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933. The title of securities being registered is common stock, par value $0.01 per share.

     It is proposed that this filing will go effective on March 4, 2005 pursuant to Rule 488.

     No filing fee is required because of Registrant's reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                                    Form N-14

                              Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

The Registration Statement consists of the following papers and documents:

FORM N-14
ITEM NO.                                              PROSPECTUS/PROXY STATEMENT CAPTION
-----------                                           ---------------------------------------------------
PART A

Item 1.         Beginning of Registration             Cover Page
                Statement and Outside Front
                Cover Page of Prospectus

Item 2.         Beginning and Outside Back Cover      Cover Page
                Page of Prospectus

Item 3.         Synopsis Information and Risk         Synopsis
                Factors

Item 4.         Information About the Transaction     Letter to Shareholders; Questions and Answers;
                                                      Synopsis; Reasons for the Reorganization;
                                                      Information about the Reorganization

Item 5.         Information About the Registrant      Letter to Shareholders; Questions and Answers;
                                                      Synopsis; Reasons for the Reorganization;
                                                      Information about the Reorganization; Additional
                                                      Information About the Acquiring Fund and the Fund

Item 6.         Information About the Fund Being      Letter to Shareholders; Questions and Answers;
                Acquired                              Synopsis; Reasons for the Reorganization;
                                                      Information about the Reorganization; Additional
                                                      Information About the Acquiring Fund and the Fund

Item 7.         Voting Information                    Letter to Shareholders; Questions and Answers;
                                                      Cover Page; Voting Information

Item 8.         Interest of Certain Persons and       Not Applicable
                Experts

Item 9.         Additional Information Required       Not Applicable
                for Reoffering By Persons Deemed
                to be Underwriters

PART B

Item 10.        Cover Page                            Cover Page

Item 11.        Table of Contents                     Table of Contents

Item 12.        Additional Information About          Statement of Additional Information of
                Registrant                            Nicholas-Applegate Institutional Funds dated July
                                                      30, 2004 (1);  Statement of Additional Information
                                                      of Emerging Countries and Emerging Markets
                                                      Opportunities Funds dated March 4, 2005

Item 13.        Additional Information About the      Statement of Additional Information of
                Fund Being Acquired                   Nicholas-Applegate Institutional Funds dated July
                                                      30, 2004 (1); Statement of Additional Information
                                                      of Emerging Countries and Emerging Markets
                                                      Opportunities Funds dated March 4, 2005

Item 14.        Financial Statements                  Semi-Annual Reports of Emerging Countries and
                                                      Emerging Markets Opportunities Funds, each a series
                                                      of the Registrant, dated September 30, 2004 (3);
                                                      Pro Formas

PART C

Item 15.        Indemnification

Item 16.        Exhibits

Item 17.        Undertakings

(1) Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, Filed July 30, 2004 (File No. 333-71469).

(2) Incorporated herein by reference to the Semi-Annual Reports filed by the Registrant, filed November 26, 2004 (File No. 811-07384).

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                                600 WEST BROADWAY
                           SAN DIEGO, CALIFORNIA 92101

                   NICHOLAS-APPLEGATE EMERGING COUNTRIES FUND

                                  March 4, 2005

Dear Shareholder:

     The enclosed proxy materials describe a proposal that Nicholas-Applegate Emerging Countries Fund (the "Target") reorganize and become part of Nicholas-Applegate Emerging Markets Opportunities Fund ("EMO Fund"). The Target and EMO Fund (each a "Fund") are each a series of Nicholas-Applegate Institutional Funds, a Delaware statutory trust (the "Trust"). If the proposal is approved and implemented in its entirety, each shareholder of the Target will become a shareholder of EMO Fund.

     You are cordially invited to attend a special meeting of the Target's shareholders ("Meeting") to be held on March 24, 2005, at 10 a.m., Pacific Time, at the Trust's offices, 600 West Broadway, 30th Floor, San Diego, California 92101. At the Meeting, the Target's shareholders will be asked to approve the Plan of Reorganization and Termination (the "Reorganization Plan") involving the Target and EMO Fund.

     THE TRUST'S BOARD OF TRUSTEES ("BOARD") BELIEVES THE PROPOSED REORGANIZATION WILL BE IN THE BEST INTEREST OF SHAREHOLDERS OF THE TARGET. ACCORDINGLY, THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION PLAN. THE REORGANIZATION WILL BE EFFECTED ONLY IF APPROVED BY A MAJORITY OF THE TARGET'S OUTSTANDING SHARES VOTED IN PERSON OR REPRESENTED BY PROXY. YOUR VOTE IS EXTREMELY IMPORTANT. WE HOPE YOU WILL PARTICIPATE BY CASTING YOUR VOTE IN PERSON OR BY PROXY IF YOU ARE UNABLE TO ATTEND THE MEETING.

     We thank you for your attention to this matter. We look forward to seeing you at the Meeting or receiving your proxy card(s) so that your shares may be voted at the Meeting. If you have any questions on voting of proxies or the proposal to be considered at the Meeting, please call us toll-free at (800) 551-8043.

                                         Very truly yours,

                                         Horacio A. Valeiras, CFA
                                         President

TRANSFER OF THE ASSETS OF EMERGING COUNTRIES FUND TO AND IN EXCHANGE FOR SHARES
                     OF EMERGING MARKETS OPPORTUNITIES FUND

                              QUESTIONS AND ANSWERS

     Nicholas-Applegate Capital Management LLC, the Funds' investment adviser ("Nicholas-Applegate"), and the Board encourage you to read the enclosed Prospectus/Proxy Statement carefully. The following is designed to provide a brief overview of the proposal and answer some questions you may have about this shareholder vote.

WHAT IS THE PURPOSE OF THE SHAREHOLDER VOTE?

     The vote is to determine whether the Target should be reorganized and become part of another fund managed by Nicholas-Applegate, EMO Fund. If the Target's shareholders decide in favor of the proposal, you will become a shareholder of EMO Fund, and the Target will cease to exist.

WHAT IS THE RATIONALE FOR MERGING THE TARGET WITH EMO FUND?

     Nicholas-Applegate does not believe it will be able to attract further investment in the Target. Although the Target has, in the past, had more assets, the net assets of the Target as of December 31, 2004 were $25,820,477.00. Nicholas-Applegate has informed the Trust that if the Target continues to lose assets to redemptions, it will no longer benefit from the operating efficiencies often associated with larger mutual funds. Nicholas-Applegate has indicated that it may not be able to continue to serve as the investment adviser to the Target under such circumstances. By merging the Target into EMO Fund, the Target's shareholders would have the benefit of combining assets with a fund having identical fee waiver agreements a similar investment objective and an investment strategy that, while comparable, focuses its investments in emerging market securities with smaller capitalizations. The strategy of EMO Fund focuses on emerging markets securities, but it avoids extremely large, or "mega-cap," companies domiciled in emerging countries. Mega-cap companies are sensitive to the global economy, whereas smaller companies in emerging countries are more tied to the markets of the emerging country where they are located. Accordingly, EMO Fund provides investors a more focused, diversified investment in emerging markets, and a lower correlation with global markets than the Target.

WHAT ARE THE ADVANTAGES OF MERGING THESE FUNDS?

     There are three key potential advantages:

     - EMO Fund's strategy avoids the largest companies in emerging markets, so EMO Fund will have higher correlation with local economies and lower correlation with the global economy.

     - Combining the Funds' assets allows Nicholas-Applegate to more efficiently manage and diversify the single fund than it can manage and diversify the two separate funds.

     - There will be no change in the portfolio management team. Both Funds are managed by Andrew Beal, Rebecca K. Hagstrom, CFA, Linda Ba and Jason Campbell.

     The potential benefits and possible disadvantages are explained in more detail in the enclosed Prospectus/Proxy Statement.

HOW ARE THESE TWO FUNDS ALIKE?

     Each Fund seeks long-term capital appreciation by investing in companies located in developing countries around the world--that is, countries with securities markets that are, in the opinion of Nicholas-Applegate, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. Additionally, each Fund is managed by the same team from Nicholas-Applegate, composed of Andrew Beal, Rebecca K. Hagstrom, CFA, Linda Ba and Jason Campbell. However, the Target and EMO Fund differ somewhat in regard to the size of companies in which they invest. The Target invests primarily in emerging market securities across the entire range of the emerging markets universe, as defined by the MSCI Emerging Markets Index (the "Index"). EMO Fund invests primarily in emerging market securities but does not invest in the largest, most widely owned and best understood companies in the emerging markets universe, as represented by the 50 largest companies in the Index. As of December 31, 2004, the capitalization range of the Index was $6.5 million to $66.7 billion in U.S. dollars.

HOW IS EMO FUND MANAGED?

     Nicholas-Applegate emphasizes a team approach to portfolio management. Nicholas-Applegate's Emerging Markets Investment Team, a group of seasoned portfolio managers and analysts, who currently manage the Target and EMO Fund, will continue to manage EMO Fund. Andrew Beal, Lead Portfolio Manager for Emerging Markets, Rebecca K. Hagstrom, CFA, Linda Ba and Jason Campbell will be primarily responsible for the day-to-day investment management decisions.

Prior to joining Nicholas-Applegate in 2001, Andrew specialized in Asian investments for ten years with Schroder Investment Management Ltd. of London, UK and Seoul, Korea. He was most recently head of Asian Institutional Investments, Global Emerging Markets for Schroder. He earned his B.S. in economics and politics from the University of Bath, England. He has fourteen years of investment industry experience.

Becky Hagstrom joined the firm in 2000 with responsiblities in portfolio management and research on the International team, covering primarily the Europe, Middle East, Africa (EMEA) region. Becky was previously an investment analyst with Prudential Global Asset Management where she covered the same region. She started her career with Prudential Realty Group and moved on to Prudential Capital Group as an analyst. She earned her B.S. in international affairs, graduating magna cum laude from Georgia Institute of Technology and holds the CFA designation. She has ten years of investment industry experience.

Prior to joining Nicholas-Applegate in 2003, Linda was associate portfolio manager for Artisan Partners' International Small Cap Fund and one of six investment professionals responsible for managing the Artisan International Fund, a five-star Morningstar Fund. Prior to joining Artisan, Linda was vice president of the International Core Group for the

Putnam Investments team responsible for the top-ranked International Voyager Fund. Prior to joining Putnam, Linda was an analyst structuring mergers and acquisitions for CS First Boston's Hong Kong office and worked in corporate finance for BT Securities in Hong Kong and New York City. She holds an M.B.A. from Stanford University, a B.S. in economics from the Wharton School and a B.A. in history from the University of Pennsylvania, where she graduated magna cum laude and Phi Beta Kappa. She has thirteen years of investment industry experience.

Prior to joining Nicholas-Applegate in 1998, Jason was a teaching assistant with San Diego State University's Economics Department. He earned his M.A. and B.A. from San Diego State University in Latin American studies and economics. Jason attended Pontificia Universidade Catolica do Rio de Janeiro and speaks fluent Portuguese and Spanish. He has lived in Brazil and traveled extensively throughout Latin America. He has seven years of investment industry experience.

WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF THE REORGANIZATION?

     Shareholders will receive full and fractional shares of EMO Fund equal in value and of identical class to the shares of the Target that they owned on the effective date of the reorganization.

     The net asset value per share of EMO Fund will not be affected by the transactions. That means the reorganization will not result in a dilution of any shareholder's interest.

IF THE FUNDS MERGE, WILL THERE BE TAX CONSEQUENCES FOR YOU?

     Unlike a transaction in which you direct Nicholas-Applegate to sell shares of one fund to buy shares of another, an exchange of shares pursuant to the proposed reorganization IS NOT CONSIDERED A TAXABLE EVENT. The Funds themselves also will recognize no gains or losses as a result of the proposed reorganization, except with respect to the Target's assets that are sold in connection therewith. Accordingly, you will not have to report any capital gains or incur any capital losses due to the reorganization, although the Target's shareholders may receive a distribution of ordinary income and/or capital gains immediately before the reorganization to the extent that the Target has any undistributed income and/or gains.

     You should consult your tax advisor regarding any possible effect the proposed reorganization might have on your tax situation, given your personal circumstances - particularly regarding state and local taxes.

WHO WILL PAY FOR THE REORGANIZATION?

     The expenses of the Reorganization, including legal expenses, printing, packaging, and postage, plus the costs of any supplementary solicitation, will be borne by Nicholas-Applegate.

WHAT DOES THE BOARD RECOMMEND?

     The Board believes you should vote in favor of the Reorganization Plan. More importantly, however, the Board recommends that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum of the Target shareholder votes will be represented at the Meeting.

WHERE CAN I GET MORE INFORMATION ABOUT EMO FUND?

     We hope this Q&A has helped you better understand why we are making this proposal. If you have any questions, we encourage you to call us at (800) 551-8043.

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                   NICHOLAS-APPLEGATE EMERGING COUNTRIES FUND

                                600 WEST BROADWAY
                           SAN DIEGO, CALIFORNIA 92101

                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD ON MARCH 24, 2005

To the Shareholders:

     A special meeting of shareholders ("Meeting") of Nicholas-Applegate Emerging Countries Fund (the "Fund"), a series of Nicholas-Applegate Institutional Funds (the "Trust"), will be held on March 24, 2005, at 10:00 a.m., Pacific time, at the Trust's offices, 600 West Broadway, San Diego, California 92101, for the following purposes:

     (1) For the shareholders of the Fund to approve a Plan of Reorganization and Termination under which Nicholas-Applegate Emerging Markets Opportunities Fund ("EMO Fund"), another series of the Trust, would acquire all the assets of the Fund in exchange solely for shares of identical class and equal value of EMO Fund and EMO Fund's assumption of the Fund's liabilities, followed by the distribution of those shares to the Fund's shareholders.

     (2) To transact other business that properly comes before the Meeting or any adjournment thereof.

     The reorganization proposal is described in the accompanying
Prospectus/Proxy Statement.

     YOUR BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

     You are entitled to vote at the Meeting and any adjournment thereof if you owned shares of a Fund at the close of business on February 25, 2005. EACH SHAREHOLDER IS REQUESTED TO SIGN, DATE, AND RETURN THE ENCLOSED PROXY CARD(S) WITHOUT DELAY, EVEN IF YOU PLAN TO ATTEND THE MEETING. A POSTAGE-PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE. ANY SHAREHOLDER PRESENT AT THE MEETING MAY VOTE PERSONALLY ON ALL MATTERS BROUGHT BEFORE IT.

                 By order of the Board of Trustees,
                 Charles H. Field, Jr., Secretary

March 4, 2005
San Diego, California

                              TRANSFER OF ASSETS OF
                   NICHOLAS-APPLEGATE EMERGING COUNTRIES FUND
              (A SERIES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS)
               TO AND IN EXCHANGE FOR SHARES OF IDENTICAL CLASS OF
             NICHOLAS-APPLEGATE EMERGING MARKETS OPPORTUNITIES FUND
              (A SERIES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS)

                           PROSPECTUS/PROXY STATEMENT

                                  MARCH 4, 2005

     SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON WEDNESDAY, MARCH 23, 2005

     This Prospectus/Proxy Statement is being furnished to shareholders of Nicholas-Applegate Emerging Countries Fund (the "Target"), a series of Nicholas-Applegate Institutional Funds (the "Trust"), in connection with the solicitation of proxies by the Trust's Board of Trustees ("Board") for use at a special meeting of the Target's shareholders to be held on March 24, 2005 ("Meeting"), at 10:00 a.m. Pacific time, and at any adjournment of the Meeting.

     As more fully described in this Prospectus/Proxy Statement, the purpose of the Meeting is to vote on a proposed reorganization. In the reorganization, Nicholas-Applegate Emerging Markets Opportunities Fund ("EMO Fund"), another series of the Trust, would acquire all the assets of the Target in exchange solely for shares of identical class of EMO Fund and EMO Fund's assumption of all the Target's liabilities, followed by the distribution of those shares to the Target's shareholders (all such transactions involving EMO Fund and the Target, sometimes referred to herein individually as a "Fund" and collectively as "Funds," are referred to herein as the "Reorganization"). As a result, each Target shareholder would receive a number of full and fractional shares of a class of EMO Fund having an aggregate value that on the effective date of the Reorganization is equal to the aggregate of (and is in the same class as) the shareholder's Target shares. As soon as practicable following the distribution of the Target's shares, the Target will be terminated.

     This Prospectus/Proxy Statement sets forth concisely the information about the Reorganization and the Funds that a shareholder should know before voting on the Reorganization Plan (as defined below). Additional information is contained in the following:

     - A Statement of Additional Information, dated March 4, 2005, relating to the Reorganization and including historical financial statements ("SAI"), has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference.

     - The Trust's Prospectus and Statement of Additional Information, each dated July 30, 2004 (together, the "Pro/SAI"), its Annual Report to Shareholders for the fiscal year ended March 31, 2004 ("Annual Report"), and its Semi-Annual Report to Shareholders for the period ended September 30, 2004 ("Semi-Annual Report") have been filed with the SEC and are incorporated herein by this reference with respect to the Funds. A copy of the Trust's prospectus, which includes the Target, accompanies this Prospectus/Proxy Statement.

     Copies of the documents listed above may be obtained without charge, and further inquiries may be made, by writing to Nicholas-Applegate Institutional Funds, Attn: Mutual Fund Operations, 600 West Broadway, Suite 3200, San Diego, CA 92101, or by calling toll-free (800) 551-8043. In addition, the SEC maintains a Website (http://www.sec.gov) that contains the Pro/SAI and other material incorporated herein by reference, together with other information regarding the Funds.

     Investors are advised to read and retain this Prospectus/Proxy Statement for future reference.

     The Funds are each a separate series of the Trust, a Delaware statutory trust registered as an open-end management investment company. Nicholas-Applegate Capital Management LLC, a Delaware limited liability company ("Nicholas-Applegate"), serves as the investment adviser to each Fund. Each Fund's investment objective is to seek maximum long-term capital appreciation.

     This Prospectus/Proxy Statement will first be mailed to shareholders on or about March 4, 2005.

     THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

TABLE OF CONTENTS                                                                                        3
SYNOPSIS                                                                                                 4
  THE PROPOSED REORGANIZATION                                                                            4
  COMPARATIVE FEE TABLE                                                                                  4
  EXAMPLE OF EFFECT ON FUND EXPENSES                                                                     6
  COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS                        7
  PERFORMANCE OF THE FUNDS                                                                               9
  FORM OF ORGANIZATION                                                                                  10
  INVESTMENT ADVISER AND INVESTMENT ADVISORY FEES                                                       10
  EXPENSE WAIVERS                                                                                       10
  OPERATIONS OF EMERGING MARKETS OPPORTUNITIES FUND FOLLOWING THE REORGANIZATION                        11
  DIVIDENDS AND OTHER DISTRIBUTIONS                                                                     13
  FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION                                                 13
  SHARES OF BENEFICIAL INTEREST AND VOTING RIGHTS                                                       13
PRINCIPAL RISK FACTORS                                                                                  14
THE PROPOSED TRANSACTION                                                                                15
  REORGANIZATION PLAN                                                                                   15
  REASONS FOR THE REORGANIZATION                                                                        17
  DESCRIPTION OF SECURITIES TO BE ISSUED                                                                18
  FEDERAL INCOME TAX CONSIDERATIONS                                                                     18
  CAPITALIZATION                                                                                        19
VOTING INFORMATION                                                                                      20
  OUTSTANDING SHARES                                                                                    21
ADDITIONAL INFORMATION ABOUT THE FUNDS                                                                  21
INFORMATION CONCERNING ADVISER, DISTRIBUTOR, AND AFFILIATED COMPANIES                                   22
MISCELLANEOUS                                                                                           23
  LEGAL MATTERS                                                                                         23
  EXPERTS                                                                                               23
OTHER BUSINESS                                                                                          23
BOARD RECOMMENDATION                                                                                    23
APPENDIX A - FORM OF PLAN OF REORGANIZATION AND TERMINATION                                             24

                                    SYNOPSIS

     The following is a summary of certain information contained elsewhere (1) in this Prospectus/Proxy Statement, (2) in the SAI, the Pro/SAI with respect to each Fund, and the Annual Report and Semi-Annual Report with respect to each Fund (each of which, by being incorporated herein by reference with respect to the Funds, is legally part of this Prospectus/Proxy Statement), and (3) in the Plan of Reorganization and Termination (the form of which is attached as Appendix A to this Prospectus/Proxy Statement) ("Reorganization Plan"). As discussed more fully below, the Board believes that the Reorganization will benefit shareholders of the Target. The Funds have the same investment objective and have similar investment policies and strategies, although the Target invests in a portfolio of stocks that, on balance, have higher market capitalizations than does EMO Fund.

THE PROPOSED REORGANIZATION

     The Board considered and adopted the Reorganization Plan at a meeting held on November 11, 2004. The Reorganization Plan provides for EMO Fund's acquisition of all the assets of the Target in exchange solely for shares of beneficial interest of identical classes in EMO Fund and EMO Fund's assumption of all the liabilities of the Target, all as of the close of business on March 28, 2005, or a later date when the Reorganization Plan is approved and all contingencies have been met ("Effective Time"). Under the terms of the Reorganization Plan, the Target then would distribute those EMO Fund shares to its shareholders of record determined as of the Effective Time ("Shareholders"), so that each Shareholder would receive a number of full and fractional EMO Fund shares that is equal in value to, and in the same class as, the Shareholder's Target shares as of the Effective Time. The Target would be terminated as soon as practicable thereafter.

     For the reasons set forth below under "The Proposed Transaction - Reasons for the Reorganization," the Board, including the trustees who are not "interested persons" (as that term is defined in section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act")) of the Trust ("Independent Trustees"), has determined that the Reorganization is in the best interest of each of the Funds, that the terms of the Reorganization are fair and reasonable, and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends approval of the Reorganization Plan.

COMPARATIVE FEE TABLE

     The fees and expenses set forth below are based on net assets and accruals of the Target and EMO Fund's shares as of September 30, 2004. The "Combined Fund
- Pro Forma" operating expenses information is based on the net assets and Fund accruals of the Target and EMO Fund as of September 30, 2004, as adjusted showing the effect of the Reorganization had it occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices. Like all mutual funds, the Funds incur certain expenses in their operations, and as a shareholder you pay these expenses indirectly. The tables below compare annual operating expenses for the Target's shares and EMO Fund's shares for the fiscal year ended March 31, 2004, and Pro Forma expenses, based on those annual operating expenses for EMO Fund's shares assuming the Reorganization Plan is approved and effected. (EMO Fund also offers other share classes, which are not involved in the proposed Reorganization.)

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets, as a percentage of average net assets)

                                                                                              COMBINED FUND
                                            EMO FUND (CLASS I)        TARGET (CLASS I)        (CLASS I PRO FORMA)
-------------------------------------------------------------------------------------------------------------------
Management Fees                                     0.90%                   0.85%                   0.90%
Distribution (12b-1) Fees                           None                    None                    None
Shareholder Service Fee                             0.20%                   0.20%                   0.20%
Other Expenses                                      0.60%(2)(3)             0.84%(2)                0.83%(2)
Total Annual Fund Operating Expenses                1.70%                   1.89%                   1.93%
Waiver of Fund Expenses (1)                           -                    (0.24)%                 (0.28)%
Net Expenses                                        1.70%                   1.65%                   1.65%

                                                                                              COMBINED FUND
                                            EMO FUND (CLASS II)       TARGET (CLASS II)       (CLASS II PRO FORMA)
-------------------------------------------------------------------------------------------------------------------
Management Fees                                     0.90%                   0.85%                   0.90%
Distribution (12b-1) Fees                           None                    None                    None
Shareholder Service Fee                             0.13%                   0.13%                   0.13%
Other Expenses                                      0.52%(2)(3)             0.76%(2)                0.75%(2)
Total Annual Fund Operating Expenses                1.55%                   1.74%                   1.78%
Waiver of Fund Expenses (1)                           -                    (0.24)%                 (0.28)%
Net Expenses                                        1.55%                   1.50%                   1.50%

(1) Nicholas-Applegate has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses, excluding taxes, interest, brokerage, and extraordinary expenses, do not exceed the percentages set forth in "Expense Waivers" below for the Target's shares and EMO Fund's shares through November 30, 2005. The Funds reduce expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that Nicholas-Applegate must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

(2) Each of the Funds has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. "Other Expenses" do not take into account these expected expense reductions, and are therefore higher than the actual expenses of each Fund. If these estimated expense reductions were taken into account, the "Total Annual Fund Operating Expenses" for each Fund, and the estimated "Total Annual Fund Operating Expenses" for the combined Fund would be as follows:

                                                                                              COMBINED FUND
                                            EMO FUND (CLASS I)        TARGET (CLASS I)        (CLASS I PRO FORMA)
-------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                     1.56%                   1.77%                     1.79%
Net Expenses                                        1.56%                   1.53%                     1.51%

                                                                                              COMBINED FUND
                                            EMO FUND (CLASS II)       TARGET (CLASS II)       (CLASS II PRO FORMA)
-------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                     1.41%                   1.63%                     1.64%
Net Expenses                                        1.41%                   1.38%                     1.36%

(3) EMO Fund commenced its operations on May 28, 2004. Other Expenses of the EMO Fund are based on estimated amounts for the current fiscal year.

EXAMPLE OF EFFECT ON FUND EXPENSES

     The following Example is intended to help you compare the cost of investing in the Target's shares with the cost of investing in EMO Fund shares assuming the Reorganization Plan has been approved and effected.

     The Example assumes that you invest $10,000 in shares of the specified class of Fund for the time periods indicated and then redeem all those shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                         ONE YEAR      THREE YEARS   FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
EMO Fund (Class I)       $       179   $       563   $        --   $        --
Target (Class I)         $       173   $       600   $     1,071   $     2,471
Combined Fund (Class I)  $       173   $       609   $     1,090   $     2,520

                         ONE YEAR      THREE YEARS   FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
EMO Fund (Class II)      $      163   $       513   $        --   $        --
Target (Class II)        $      158   $       551   $       984   $     2,273
Combined Fund (Class II) $      158   $       560   $     1,003   $     2,321

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1, 3, 5 and 10 year periods would be as follows:

                              YEAR 1       YEAR 3       YEAR 5       YEAR 10
--------------------------------------------------------------------------------
EMO Fund (Class I)            $ 164        $ 516        $   --       $   --
Target (Class I)              $ 161        $ 561        $ 1002       $ 2312
Combined Fund (Class I)       $ 159        $ 563        $ 1009       $ 2335

                              YEAR 1       YEAR 3       YEAR 5       YEAR 10
--------------------------------------------------------------------------------
EMO Fund (Class II)           $ 148        $ 467        $  --        $   --
Target (Class II)             $ 145        $ 513        $ 919        $ 2126
Combined Fund (Class II)      $ 143        $ 513        $ 922        $ 2137

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS

     Each Fund's investment objective is to maximize long-term capital appreciation.

     The Funds differ in regard to the size of the companies in which they primarily invest. The Target invests primarily in emerging market securities across the entire range of the emerging markets universe, as defined by the MSCI Emerging Markets Index (the "Index"). The EMO Fund invests primarily in emerging market securities, but does not invest in the largest, most widely owned and best understood companies in the emerging markets universe, as represented by the 50 largest companies in the Index. As of December 31, 2004, the capitalization range of the Index was $6.5 million to $66.7 billion in U.S. dollars. The difference in these investment strategies is apparent in the market capitalization of securities actually held by each of the Funds. As of December 31, 2004, the weighted average capitalization of an issuer the securities of which were held by EMO Fund was $3.9 billion, whereas the weighted average capitalization of an issuer the securities of which were held by the Target was $11.7 billion.

     The strategy of the EMO Fund focuses on emerging markets securities, but unlike the Target, it avoids extremely large, or "mega-cap," companies domiciled in emerging countries. Mega-cap companies are sensitive to the global economy, whereas smaller companies in emerging countries are more tied to the markets of the emerging country where they are located. The EMO Fund strategy results in a lower correlation, and better diversification, to investments in securities of companies located in the United States and other developed markets.
Furthermore, due to the different investment strategies in EMO Fund and the Target, the potential earnings growth of companies in the EMO Fund tends to be higher.

EMO Fund typically diversifies across more securities than the Target: EMO Fund typically holds about 130 securities, while the Target typically holds about 80 securities.

     Each Fund is managed by the same team from Nicholas-Applegate, composed of Andrew Beal, Rebecca K. Hagstrom, CFA, Linda Ba and Jason Campbell (the "Emerging Markets Team") The Emerging Markets Team researches countries with securities markets that are, in the opinion of Nicholas-Applegate, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity, and regulation. These are markets that have yet to reach a level of maturity associated with developed non-U.S. stock markets, especially in terms of participation by investors.

     In analyzing specific companies for possible investment, the Emerging Markets Team ordinarily looks for several of the following characteristics in investment candidates for both Funds: above average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Emerging Markets Team also considers whether to sell an investment in a Fund when any of those factors materially changes.

     Each Fund invests in emerging market securities of issuers that are expected to provide the best opportunities to achieve the Fund's investment objective. Each Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of total assets, and may invest up to 20% of its assets in U.S. companies. Each Fund also expects a high portfolio turnover rate.

     Each Fund is subject to the risks of stock market volatility, securities lending, and active portfolio trading. Each fund also invests in smaller issuers. Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, and limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete, or inaccurate, and their securities may trade less frequently than those of larger companies. The universe of companies that the EMO Fund may invest in contains a higher percentage of small-capitalization companies than the universe of companies that the Target may invest in.

   Each Fund is also subject to risks inherent in investing overseas. The dollar value of the Fund's non-U.S. investments will be affected by changes in exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities. These risks are magnified in emerging markets.

     In response to adverse market, economic, political, or other conditions, each Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and short-term, higher quality debt securities. Each Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. Such a defensive posture of a Fund may result in its failing to achieve its investment objective.

PERFORMANCE OF THE FUNDS

     The following tables show how each Fund has performed in the past, both before and after taxes. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

YEAR-BY-YEAR TOTAL RETURN OF EMERGING COUNTRIES FUND AS OF 12/31 EACH YEAR (%)

     The table below shows the percentage gain or loss for the Target's shares in each calendar year since its inception. The table provides some indication of the risks of investing in the Target by showing how its return has varied from year-to-year. The EMO Fund commenced its operations on May 28, 2004, and has less than a year's performance. For the period from May 28, 2004 to December 31, 2004, the EMO Fund returned a 49.06% gain compared with a 25.95% gain in the MSCI Emerging Markets Index. The information gives some indication of the risk of an investment in a Fund compared to a respective index.

YEAR-BY-YEAR TOTAL RETURN OF EMERGING COUNTRIES FUND AS OF 12/31 EACH YEAR (%)

6.96        1995
28.08       1996
10.12       1997
-21.22      1998
78.96       1999
-35.00      2000
-14.87      2001
-14.47      2002
56.38       2003
19.29       2004
+38.17%     Best Quarter (Q4 '99)
-25.93%     Worst Quarter (Q3 '98)

AVERAGE ANNUAL TOTAL RETURN OF EMERGING COUNTRIES FUND BEFORE AND AFTER TAXES AS OF 12/31/04 (%)


                                                                                    SINCE
                                                                                  INCEPTION
TARGET FUND                           1 YEAR         5 YEAR         10 YEAR       (12/28/94)
--------------------------------------------------------------------------------------------

Before Taxes                          19.29%          -2.46%          6.50%          5.88%
After Taxes on Distributions          19.35%          -3.25%          5.62%          5.01%
After Taxes on Distributions
 and Sale of Fund Shares              12.90%          -2.56%          5.13%          4.58%
MSCI EM (reflects no deduction
 for expenses or taxes)               25.95%           4.59%          3.30%          2.61%

Performance is shown only for Class I Shares. The Fund's Class II-IV Shares have less than a year's performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

FORM OF ORGANIZATION

     The Trust is an open-end management investment company currently offering several separate series, including the Funds. It was organized in December 1992 as a statutory trust under the laws of Delaware.

INVESTMENT ADVISER AND INVESTMENT ADVISORY FEES

     Nicholas-Applegate is each Fund's investment adviser. In this capacity, Nicholas-Applegate supervises all aspects of each Fund's operations and makes and implements all investment decisions for the Funds.

     Nicholas-Applegate is currently paid the following: (1) by EMO Fund, a monthly management fee computed at the annual rate of 0.90% of its average daily net assets; and (2) by the Target, a monthly management fee computed at the annual rate of .85% of its average daily net assets. The moderately higher management fee for EMO Fund is a result of the difficulty inherent in searching for opportunities in stocks outside the largest, most widely owned and best understood companies in the emerging markets universe.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory contract of each Fund is available in the Fund's annual report to shareholders for the fiscal year ended March 31, 2004.

EXPENSE WAIVERS

     Nicholas-Applegate has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) do not exceed the percentages, as set forth below, for the Target's and EMO Fund's shares of the indicated class through November 30, 2005.

                                      CLASS I                     CLASS II
--------------------------------------------------------------------------------
Emerging Countries                    1.65%                       1.50%
Emerging Markets Opportunities        1.75%                       1.60%

     To ensure that Shareholders of the Target do not incur additional expenses as a result of the Reorganization, Nicholas-Applegate has agreed to lower the percentages to 1.65% for EMO Fund's Class I shares and to 1.50% for EMO Fund's Class II shares; at the Effective Time.

     The Funds reduce expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that Nicholas-Applegate must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

OPERATIONS OF THE FUNDS FOLLOWING THE REORGANIZATION

     As indicated above, the Funds' investment objectives and policies are similar, although EMO Fund focuses on companies that are not among the largest, most widely owned and best understood stocks in the emerging markets universe. Based on its review of each Fund's investment portfolio, Nicholas-Applegate believes that most of the assets the Target holds will be consistent with EMO Fund's investment policies and thus can be transferred to and held by EMO Fund if the Reorganization Plan is approved. Any Target assets that EMO Fund may not hold will be sold after the Reorganization. The proceeds of those sales will be held in temporary investments or reinvested in assets that EMO Fund may hold. The possible need for EMO Fund to dispose of assets after the Reorganization could result in its selling securities at a disadvantageous time and could result in its realizing losses that would not otherwise have been realized. Alternatively, these sales could result in EMO Fund realizing gains that would not otherwise have been realized.

     PURCHASES. The minimum initial investment for opening an account with Class I Shares is $250,000, and the minimum subsequent investment is $10,000; the minimum initial investment for opening an account with Class II Shares is $10,000,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired trustees, members, officers, and employees of the Trust, Nicholas-Applegate Securities LLC ("Distributor"), Nicholas-Applegate and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or at the Distributor's discretion. Nicholas-Applegate may take into account the aggregate assets that the shareholder has under management with Nicholas-Applegate. EMO Fund may only accept orders for shares in states where it is legally able to offer shares. Effective February 25, 2005, the Target ceased accepting investment subscriptions. EMO Fund's shares may be purchased by wire transfer, telephone exchange, or check by mail. They are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. EMO Fund's NAV per share is computed separately and is determined once each day that the New
York Stock Exchange is open ("Business Day") as of the close of regular trading on the Exchange but may also be computed at other times.

     FAIR VALUE PRICING. The Funds may also use fair value pricing as determined in good faith by or under policies established by the Board. The Board has authorized Nicholas-Applegate to implement its Pricing Policy and Procedures ("Procedures"), subject to the Board's oversight. In fulfilling its duty to the Board, Nicholas-Applegate relies on approved pricing vendors to furnish market quotations, and, in the absence of readily available market quotations, it will fair value securities in good faith based upon criteria set forth in the Procedures. Accordingly, Nicholas-Applegate will not rely only on pricing vendors to compute value; it will monitor for significant events the effect of which suggest that the market quotation of a security does not represent an amount the Fund's would reasonably expect to receive upon a current sale. If Nicholas-Applegate identifies a significant event, its Pricing Committee will promptly convene to determine whether the market quotation(s) for a security or group of securities as obtained from the regular approved pricing source is (are) reliable (I.E., represents a price that the Funds might reasonably expect to receive on a current sale) and, if the market quotation(s) is (are) not deemed to be reliable, will instead fair value such security (ies) in good faith. The use of fair value pricing according to the Procedures may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. Additionally, international securities markets may be open on days when the U.S. markets are closed, and accordingly the value of international securities owned by the Fund could change on a day you cannot buy or redeem shares of the Fund. For a more complete discussion of EMO Fund's share purchase policies, see "Purchases and Redemptions" in Part B.

     REDEMPTIONS. Procedures to redeem shares in each Fund are identical. Each Fund's shares may be redeemed by wire transfer, telephone exchange, or check by mail. Redemptions are made at the NAV per share next determined after a request in proper form is received at the Trust's office. If shares were purchased with a check that has not yet cleared, payment will be delayed until after the check has cleared, which can take up to 15 calendar days. The maximum amount that may be redeemed by telephone, regardless of account size, is $50,000. Redemptions by a corporation, trust, or fiduciary may have special requirements. Each Fund reserves the right to make payment wholly or partly in shares of readily marketable investment securities. For a more complete discussion of EMO Fund's share redemption policies, see "Purchases and Redemptions" in Part B. Redemptions of the Target's shares may be effected through the Effective Time.

     EXCHANGES. On any business day you may exchange all or a portion of your shares for shares of any other available Nicholas-Applegate Institutional Fund of the same share class only if you are eligible to purchase shares of such class.

     The Trust does not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase expenses. Funds that invest in overseas markets are especially susceptible to such practices if they allow excessive trades that take advantage of the different times that overseas markets are open. The Board has delegated responsibility for pricing securities and reviewing trading practices to its CCO, Charles H. Field Jr., and to Nicholas-Applegate. To protect the interests of other shareholders in a Fund, Nicholas-Applegate monitors trading activity, and the Trust may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of Nicholas-Applegate, are engaging in market timing. For these purposes, the Trust may consider a shareholder's trading history in the Funds. The Trust may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund earns investment income in the form of dividends and interest on investments. Dividends each Fund pays are based solely on its net investment income. Each Fund's policy is to annually distribute most or all of its net earnings in the form of dividends to its shareholders, at the discretion of the Board. Dividends are automatically reinvested in additional shares of the distributing Fund at the NAV per share on the payable date unless otherwise requested.

     Each Fund also realizes capital gains and losses when it sells securities for more or less than it paid. If a Fund's total gains on these sales exceed total losses thereon (including losses carried forward from previous years), the Fund has net capital gains. Net realized capital gains, if any, are distributed to each Fund's shareholders at least annually, usually in November or December. Capital gain distributions are automatically reinvested in additional shares of the distributing Fund on the payable date unless otherwise requested.

     At or before the Effective Time, the Target will declare as a distribution substantially all of its previously undistributed net investment income and net realized capital gains, if any, and will distribute that amount to continue to maintain its federal tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

     The Trust will receive an opinion of its counsel, Kirkpatrick & Lockhart Nicholson Graham LLP, to the effect that the Reorganization will constitute a tax-free "reorganization" as defined in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither of the Funds nor their shareholders will recognize any gain or loss as a direct result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Considerations," below. To the extent the Target sells securities prior to the Effective Time, it may recognize net gains or losses. Any net gains recognized on those sales would increase the amount of any distribution the Target must make to its shareholders before the Effective Time.

SHARES OF BENEFICIAL INTEREST AND VOTING RIGHTS

     Target shareholders will have the same voting rights regarding matters that involve the Trust after the Reorganization as they had prior to the Reorganization.

     On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected series unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon by shareholders of that Fund. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.

     Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of any investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to the Fund.

                             PRINCIPAL RISK FACTORS

     Because the Funds have the same investment objective and substantially similar investment policies, an investment in EMO Fund is subject to many of the same specific risks as an investment in the Target, as well as the general risks arising from investing in any mutual fund. There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

     The principal specific risks associated with investing in the Funds include the following:

     MARKET RISK. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly, and may continue to fall for extended periods.

     SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis, and a Fund may, therefore lose the opportunity to sell the securities at a desirable price.

     ACTIVE PORTFOLIO TRADING. A high portfolio turnover rate has the potential generate short term losses and short-term gains, which are taxed at a higher rate than longer-term gains for shareholders whose performance is taxed as ordinary income. Active portfolio trading may have an adverse effect on a Fund's after tax performance.

     SMALLER ISSUERS RISK. Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, and limited access to capital and may be more likely to fail than larger, more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

     LACK OF OPERATING HISTORY. Unlike the Target, EMO Fund has less than a 3 year operating history upon which prospective shareholders can evaluate their likely performance.

     CURRENCY EXCHANGE RATES. The dollar value of a Fund's non-U.S.
investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS. The value of a Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS. Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS. The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS. Non-U.S. securities risks are magnified in countries with emerging securities markets since these countries may have unstable governments and less established markets. These markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance.

                            THE PROPOSED TRANSACTION

REORGANIZATION PLAN

     The terms and conditions under which the proposed Reorganization will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

     The Reorganization Plan provides for (a) EMO Fund's acquisition as of the Effective Time of all the assets of the Target in exchange solely for EMO Fund shares and EMO Fund's assumption of all liabilities of the Target and (b) the distribution of those shares to the Shareholders.

     The Target's assets to be acquired by EMO Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on the Target's books, and other property the Target owns at the Effective Time. EMO Fund will assume from the Target all its liabilities, debts, obligations, and duties of whatever kind or nature; provided, however, that the Target will use its best efforts to discharge all its known liabilities before the Effective Time.

     The value of the Target's assets to be acquired by EMO Fund and the NAV per share of each class of EMO Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock
Exchange on the date of the Effective Time, using the valuation procedures described in the Pro/SAI. The Target's net value will be the value of its assets to be acquired by EMO Fund, less the amount of its liabilities, as of that close.

     At, or as soon as practicable after, the Effective Time, the Target will distribute the EMO Fund shares it receives PRO RATA to the Shareholders, so that each Shareholder will receive a number of full and fractional EMO Fund shares equal in aggregate value to, and in the identical class as, the Shareholder's Target shares as of the Effective Time. The shares will be distributed by opening accounts on EMO Fund's books in the names of the Shareholders and by transferring to those accounts the shares previously credited to the Target's account on those books. Fractional EMO Fund shares will be rounded to the third decimal place. The Target will be terminated as soon as practicable after the share distribution.

     Because EMO Fund shares will be issued at their NAV in exchange for the net assets of the Target, the aggregate value of EMO Fund shares issued to Shareholders will equal the aggregate value of their Target shares. The NAV per share of EMO Fund will be unchanged by the transactions. Thus, the Reorganizations will not result in a dilution of any shareholder's interest.

     Any transfer taxes payable on the issuance of EMO Fund shares in a name other than that of the registered Shareholder will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of the Target to a public authority will continue to be its responsibility until it is dissolved.

     The entire cost of the Reorganization, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by Nicholas-Applegate. In approving the Reorganization, the Board considered the fact that the Target may benefit from the operational efficiencies often associated with larger mutual funds, the alternative to the Reorganization (which is to liquidate the Target), and the consequences of such liquidation to the Target's shareholders. After such consideration, the Board found that the Reorganization is in the best interests of both Funds.

     The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by the Trust on behalf of either Fund. In addition, the Trust may amend the Reorganization Plan in any manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of the Shareholders.

REASONS FOR THE REORGANIZATION

     The Board, including a majority of the Independent Trustees, has determined that the Reorganization is in the best interests of both Funds, that the terms of the Reorganization are fair and reasonable, and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganizations. In approving the Reorganization, the Board, including a majority of the Independent Trustees, considered a number of factors, including the following:

     (1) the compatibility of the Funds' investment objectives, policies, and restrictions;

     (2)  EMO Fund's lower correlation with securities of developed markets;

     (3)  each Fund's relative asset size;

     (4) the investment experience and expertise of the Funds' portfolio managers;

     (5) the effect of the Reorganization on the Funds' expected investment performance;

     (6) the effect of the Reorganization on the Funds' ability to attract new investment;

     (7)  the effect of the Reorganization on the Funds' expense ratios;

     (8)  the tax consequences of the Reorganization;

     (9)  the effect of the Reorganization on each Fund's shareholders' rights;

     (10) the potential benefits of the Reorganization to Nicholas-Applegate and other persons; and

     (11) the alternatives to the Reorganization.

     Nicholas-Applegate recommended the Reorganization to the Board at a meeting thereof held on November 11, 2004. In recommending the Reorganization, Nicholas-Applegate advised the Board that the investment advisory and administration fee schedule applicable to Class I and Class II Shares of EMO Fund is almost identical to that of the Target, and it is likely that Nicholas-Applegate would not be able to raise meaningful assets necessary to make the Target a viable long-term investment product. Further, Nicholas-Applegate advised the Board that it is more efficient to manage a single, larger diversified fund than two smaller funds; that a larger fund can attract assets from institutional investors that avoid holding high percentages of any fund; and that larger funds may experience lower expenses through economies of scale. The Board considered that the Target has had and will most likely continue to have difficulty maintaining sufficient assets to remain economically viable. The Board also considered that there will be no change in portfolio management personnel and that the Funds have an identical investment objective and similar investment strategies. Nicholas-Applegate also advised the Board that it will not be able to continue to serve as the Target's investment adviser given its current asset size and inability to raise future assets; and that any reduction in the Funds' expense ratios as a result of the Reorganization could benefit Nicholas-Applegate by reducing or eliminating any reimbursements or waivers of expenses resulting from its obligation to limit each Fund's expenses.

DESCRIPTION OF SECURITIES TO BE ISSUED

     The Trust is registered with the SEC as an open-end management investment company. Fund shares entitle their holders to one vote per full share and fractional votes for fractional shares held. The Target currently has Class I and Class II Shares outstanding. EMO Fund has outstanding Class I Shares, but newly issued Class II Shares are involved in the Reorganization. If the Reorganization Plan is approved, each Shareholder of Class I Shares of the Target will receive EMO Fund Class I Shares, and each Shareholder of Class II Shares of the Target will receive EMO Fund Class II Shares.

     The Funds do not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing trustees unless fewer than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. The trustees will call annual or special meetings of shareholders for action by shareholder vote as required by the 1940 Act, or the Trust's Declaration of Trust, or at their discretion.

FEDERAL INCOME TAX CONSIDERATIONS

     The exchange of the Target's assets for EMO Fund shares and EMO Fund's assumption of the Target's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(D) of the Code. The Trust will receive an opinion of its counsel, Kirkpatrick & Lockhart Nicholson Graham LLP, substantially to the effect that--

     (1) EMO Fund's acquisition of the Target's assets in exchange solely for EMO Fund shares and EMO Fund's assumption of the Target's liabilities, followed by the Target's distribution of those shares PRO RATA to the Shareholders actually or constructively, in exchange for their Target shares, will qualify as a "reorganization" as defined in section 368(a)(1)(D) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) The Target will recognize no gain or loss on the transfer of its assets to EMO Fund in exchange solely for EMO Fund shares and EMO Fund's assumption of the Target's liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target shares:

     (3) EMO Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for EMO Fund shares and its assumption of the Target's liabilities;

     (4) EMO Fund's basis in each transferred asset will be the same as the Target's basis therein immediately before the Reorganization, and EMO Fund's holding period for each of those assets will include the Target's holding period therefor;

     (5) A Shareholder will recognize no gain or loss on the exchange of all its Target shares solely for EMO Fund shares pursuant to the Reorganization; and

     (6) A Shareholder's aggregate basis in the EMO Fund shares it receives in the Reorganization will be the same as the aggregate basis in the Target shares it actually or constructively surrenders in exchange for those EMO Fund shares, and its holding period for those EMO Fund shares will include, in each instance, its holding period for those Target shares, provided the shareholder holds them as capital assets at the Effective Time.

     The tax opinion will state that no opinion is expressed as to the effect of the Reorganization on the Fund, or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Target shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table shows each Fund's capitalization as of September 30, 2004 (unaudited), and on a PRO FORMA combined basis (unaudited) as of September 30, 2004, giving effect to the Reorganization:

                                      EMO FUND            TARGET               EMO FUND (PRO FORMA)
---------------------------------------------------------------------------------------------------
Net Assets                            8,841,926           66,506,617           75,351,170
Net Asset Value per Share (Class I)   10.70               15.00                10.70
Net Asset Value per Share (Class II)  -                   15.01                10.70
Shares Outstanding (Class I)          826,562             1,190,898            2,496,045
Shares Outstanding (Class II)         -                   3,239,872            4,544,920

     The foregoing table should not be relied on to reflect the number of shares to be issued in the Reorganization; the actual number of shares to be issued will depend upon the Funds' respective NAVs per share and number of shares outstanding at the Effective Time.

                               VOTING INFORMATION

     The Trust is furnishing this Prospectus/Proxy Statement in connection with the solicitation of proxies for use at the Meeting. Shareholders of record at the close of business on February 25, 2005 ("Record Date"), are entitled to vote at the Meeting or any adjournment thereof. These proxy materials will first be mailed to shareholders on or about March 4, 2005.

     Each shareholder of the Target is entitled to one vote for each full share and a fractional vote for each fractional share of the Target outstanding on the Trust's books in the name of the shareholder or his or her nominee on the Record Date. If a shareholder specifies how to vote on the proposal, it will be voted accordingly. If a shareholder gives no such direction, the proxy will be voted FOR the proposal described in this Prospectus/Proxy Statement. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated that may properly come before the Meeting. A shareholder may revoke a proxy at any time prior to use by revoking the proxy with the Secretary of the Trust, by submitting a proxy bearing a later date, or by attending and voting at the Meeting.

     Approval of the Reorganization requires the vote of a "majority of the outstanding shares" of the Target (as defined in the 1940 Act) entitled to vote on the proposal. Under the 1940 Act, the favorable vote of a "majority of the outstanding voting shares" of a Fund means: (a) the holders of 67% or more of the outstanding voting securities present at the Meeting, if the holders of 50% or more of the outstanding voting securities of the Fund are present or represented by proxy; or (b) the vote of the holders of more than 50% of the outstanding voting securities, whichever is less. If the Target shareholders do not approve the Reorganization, the Board will determine what action, if any, is in the best interest of the shareholders.

     The presence in person or by proxy of more than one-third of the outstanding shares of beneficial interest in the Target entitled to vote at the Meeting will constitute a quorum for the Target. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present and have the effect of a

"No" vote at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposal set forth in the Notice of Meeting are not received by the time scheduled for the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any reason, the shareholders present in person or by proxy may adjourn the Meeting from time to time, without notice other than announcement at the Meeting or any adjournment thereof. Any adjournment will require the affirmative vote of shareholders holding a majority of the shares present in person or by proxy at the Meeting. The persons named on the proxy card will vote in favor of adjournment those favorable shares that they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal or for any other reason they determine is appropriate. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting, notwithstanding the withdrawal or temporary absence of sufficient shares to reduce the number present to less than a quorum. In addition to solicitations by mail, proxies may be solicited by officers and employees of Nicholas-Applegate, by personal interview, by telephone, or by facsimile. Nicholas-Applegate will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling, and mailing the Notice of Meeting, this Prospectus/Proxy Statement, and the form of proxy.

OUTSTANDING SHARES

     As of the Record Date, the Target had < _ > shares of beneficial interest outstanding. On December 31, 2004, the following shareholders owned of record more than 5% of the outstanding shares of the Target:

EMERGING COUNTRIES FUND CLASS I SHARES

SHAREHOLDER NAME                  SHARES OWNED        PERCENTAGE OF FUND
---------------------------------------------------------------------------
LEUTHOLD CORE INVESTMENT FUND
100 N SIXTH ST SUITE 412 A
MINNEAPOLIS MN 55403              142,985.69                14.31%

NORTHERN TRUST CO CUST
HF INVESTMENT LTD PARTNERSHIP
PO BOX 92956
CHICAGO IL 60675 2956             184,974.315               18.51%

UNIVERSITY OF BRITISH COLUMBIA
STAFF PENSION PLAN
2336 WEST MALL
VANCOUVER BC V6T 1Z4
CANADA 033                         91,416.234                9.15%

CHARLES SCHWAB & CO INC
101 MONTGOMERY STREET
11TH FLOOR
SAN FRANCISCO CA 94104 4122        98,458.758                9.85%

T ROWE PRICE TRUST COMPANY FBO
RETIREMENT PLAN CLIENTS
PO BOX 17215
BALTIMORE MD 21297 1215           264,219.561               26.44%

EMERGING COUNTRIES FUND CLASS II SHARES

SHAREHOLDER NAME                  SHARES OWNED        PERCENTAGE OF FUND
---------------------------------------------------------------------------
NORTHERN TRUST COMPANY FBO
NATIONAL FUEL GAS CO RTMT TRUST
PO BOX 92956
CHICAGO IL 60675                  399,795.521               78.57%

LAUER & CO
C/O THE GLENMEDE TRUST CO
PO BOX 58997
PHILADELPHIA PA 19102 8997         80,147.282               15.75%

     Except as otherwise indicated, the Trust's officers and Trustees as a group owned less than one percent of the outstanding shares of the Target on the Record Date.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     Information about EMO Fund is included in the SAI, which include management's discussion and analysis for the period ended September 30, 2004. Information about each Fund is contained in the Pro/SAI, the Annual Report, and the Semi-Annual Report, which are incorporated by reference herein. Copies of the Pro/SAI, the Annual Report and Semi-Annual Report, which have been filed with the SEC, may be obtained upon request and without charge by contacting the Distributor by calling toll-free (800) 551-8043 or by writing to Nicholas-Applegate Institutional Funds,
Attn: Mutual Fund Operations, 600 West Broadway, Suite 3200, San Diego, CA
92101.

     This Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto that the Trust has filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made.

     Each Fund is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance with those requirements files reports, proxy material, and other information with the SEC. These reports, proxy material, and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the SEC's Midwest Regional office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604, and the SEC's Northeast Regional Office, 233 Broadway, New York, New York 10279. Copies of such reports, materials, and other information can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459, at prescribed rates.

      INFORMATION CONCERNING ADVISER, DISTRIBUTOR, AND AFFILIATED COMPANIES

     The Trust's investment adviser is Nicholas-Applegate, a limited liability company organized under the laws of Delaware, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101.

     Nicholas-Applegate was organized in August 1984 to manage discretionary accounts primarily in publicly traded equity securities and securities convertible or exercisable for publicly traded equity securities, with the goal of capital appreciation. On January 31, 2001, Nicholas-Applegate was acquired by Allianz of America, Inc. ("AZOA"). Allianz AG, the parent of AZOA, is a publicly traded German Aktiengesellschaft (a German publicly traded company), which, together with its subsidiaries, comprise one of the world's largest insurance groups ("Allianz Group"). Allianz Group currently has assets under management of approximately US$1.3 trillion. Allianz AG's address is: Koeniginstrasses 28, D-80802, Munich, Germany.

     The Distributor, Nicholas-Applegate Securities LLC, 600 West Broadway, 30th Floor, San Diego, CA 92101, is the principal underwriter and distributor for the Trust and, in such capacity, is responsible for distributing shares of the Funds. The Distributor is a limited liability company organized under the laws of Delaware to distribute shares of registered investment companies. Its managing member is Nicholas-Applegate Holdings, LLC, the managing member of Nicholas-Applegate.

                                  MISCELLANEOUS

LEGAL MATTERS

     Certain legal matters in connection with the issuance of EMO Fund shares as part of the Reorganization will be passed on by the Trust's counsel, Kirkpatrick & Lockhart Nicholson Graham LLP, 4 Embarcadero Center, 10th Floor, San Francisco, CA 94111.

EXPERTS

     Each Fund's audited financial statements, incorporated herein by this reference, have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report thereon is included in the Annual Report. Those financial statements have been incorporated herein by reference in reliance on PricewaterhouseCoopers LLP's report given on their authority as experts in auditing and accounting matters.

                                 OTHER BUSINESS

     The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.

                              BOARD RECOMMENDATION

     REQUIRED VOTE. Approval of the Reorganization Plan requires the affirmative vote of a majority of the Target's outstanding voting securities.

     THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" THE REORGANIZATION PLAN.

           APPENDIX A - FORM OF PLAN OF REORGANIZATION AND TERMINATION

     THIS PLAN OF REORGANIZATION AND TERMINATION ("PLAN") is adopted by Nicholas-Applegate Institutional Funds, a Delaware statutory trust ("TRUST"), on behalf of Nicholas-Applegate Emerging Countries Fund ("TARGET") and Nicholas-Applegate Emerging Markets Opportunities Fund ("ACQUIRING FUND"), each a segregated portfolio of assets ("series") thereof (each, a "FUND").
All covenants and obligations of a Fund contained herein shall be deemed to be covenants and obligations of Trust acting on its behalf, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, Trust acting on its behalf.

     Trust wishes to effect a reorganization described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended ("CODE"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under section 368(a) of the Code ("REGULATIONS"). The reorganization will consist of (1) the transfer of Target's assets to Acquiring Fund in exchange solely for voting shares of beneficial interest in Acquiring Fund and Acquiring Fund's assumption of Target's liabilities, (2) the distribution of those shares PRO RATA to the holders of shares of beneficial interest in Target in exchange for those Target shares and in complete liquidation of Target, and (3) Target's termination, all on the terms and conditions set forth herein (such transactions being referred to herein collectively as the "REORGANIZATION").

     Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware. Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 ACT"). Before January 1, 1997, Trust "claimed" classification for federal tax purposes as an association taxable as a corporation, and it has never elected otherwise. Each Fund is a duly established and designated series of Trust.

     Trust's Amended and Restated Declaration of Trust dated February 19, 1999 ("DECLARATION OF TRUST"), permits Trust to vary its shareholders' investment therein. Trust does not have a fixed pool of assets -- each series thereof (including each Fund) is a managed portfolio of securities, and Nicholas-Applegate Capital Management LLC, the Funds' investment adviser ("ADVISER"), has the authority to buy and sell securities for it.

     Trust's Board of Trustees ("BOARD") (1) has duly adopted and approved this Plan and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization.

     Target has two classes of outstanding shares, designated Class I and Class II ("Class I Target Shares" and "Class II Target Shares", respectively, and collectively "Target Shares"). Acquiring Fund's shares are divided into multiple classes, including

Class I and Class II Shares ("Class I Acquiring Fund Shares" and "Class II Acquiring Fund Shares", respectively, and collectively, "Acquiring Fund Shares").

1.   PLAN OF REORGANIZATION AND TERMINATION

       1.1. Subject to the requisite approval of Target's shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("ASSETS") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

              (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) (1) Class I Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) ("Target Value") attributable to the Class I Target Shares by the net asset value ("NAV") of a Class I Acquiring Fund
       Share (computed as set forth in paragraph 2.2), and (2) Class II Acquiring Fund Shares determined by dividing the Target Value attributable to the Class II Target Shares by the NAV of a Class II Acquiring Fund Share (as so computed), and

              (b) assume all of Target's liabilities described in paragraph 1.3 ("LIABILITIES").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

       1.2. The Assets shall consist of all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property Target owns at the Valuation Time (as defined in paragraph 2.1).

       1.3. The Liabilities shall consist of all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time (as defined in paragraph 3.1).

       1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) "investment company taxable income" (within the meaning of section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) "net capital gain" (as defined in section 1222(11) of the Code), after reduction by any capital loss carryforward, for the current taxable year through the Effective Time.

       1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each, a "SHAREHOLDER"), in exchange for their Target Shares. That distribution shall be accomplished by Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (I.E, the account for each Shareholder that holds Class I Target
Shares shall be credited with the respective PRO RATA number of full and fractional Class I Acquiring Fund Shares due that Shareholder, and the account for each Shareholder that holds Class II Target Shares shall be credited with the respective PRO RATA number of full and fractional Class II Acquiring Fund Shares due that Shareholder).

All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

       1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

       1.7. Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("SEC"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

       1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's share transfer books of the Target Shares actually or constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.   VALUATION

       2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("VALUATION TIME"), using the valuation procedures set forth in Trust's then-current prospectus and statement of additional information (collectively, "P/SAI"), less (b) the amount of the Liabilities as of the Valuation Time.

       2.2. For purposes of paragraph 1.1(a), the NAV per share of such class of Acquiring Fund Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in the P/SAI.

       2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Brown Brothers Harriman & Co., Private Bankers ("CUSTODIAN").

3.   CLOSING AND EFFECTIVE TIME

       3.1. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at Trust's principal office on or about March 24, 2005, or at such other place and/or on such other date Trust determines. All acts taking place at Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time Trust determines ("EFFECTIVE TIME"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Target's net value and/or the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

       3.2. Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to that information on Target's books immediately before the Closing. Custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Trust's transfer agent shall deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on Acquiring Fund's share transfer books and a confirmation, or other evidence satisfactory to Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target's account on Acquiring Fund's books.

4.   CONDITIONS PRECEDENT

       4.1. Trust's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:

              4.1.1. At the Effective Time, Trust, on Target's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, Trust, on Acquiring Fund's behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof;

              4.1.2. Target is not in material violation of, and the adoption of this Plan and consummation of the transactions contemplated hereby will not materially conflict with or violate, Delaware law or any provision of the Declaration of Trust or Trust's By-Laws (collectively, "GOVERNING DOCUMENTS") or of any agreement, instrument, lease, or other undertaking to which Trust, on Target's behalf, is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust, on Target's behalf, is a party or by which it is bound;

              4.1.3. All material contracts and other commitments of or applicable to Target (other than this Plan and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Trust, on Target's behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

              4.1.4. No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

              4.1.5. Target incurred the Liabilities in the ordinary course of its business;

              4.1.6. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; from the time the Board approved this Plan ("APPROVAL TIME") through the Effective Time, Target will invest its assets in a manner that ensures its compliance with those requirements; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

              4.1.7. Target is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

              4.1.8. During the five-year period ending at the Effective Time,
       (a) neither Target nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

              4.1.9. From the date it commenced operations through the Effective Time, Target has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; and from the Approval Time through the Effective Time, Target will not (a) dispose of and/or acquire any assets
       (i) for the purpose of satisfying Acquiring Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and

              4.1.10. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

       4.2. Trust's obligation to implement this Plan on Target's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:

              4.2.1. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

              4.2.2. The Acquiring Fund Shares to be issued and delivered to Target hereunder (a) at the Effective Time, will have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (b) when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable by Trust;

              4.2.3. Acquiring Fund is not in material violation of, and the adoption of this Plan and consummation of the transactions contemplated hereby will not materially conflict with or violate, Delaware law or any provision of the Governing Documents or of any agreement, instrument, lease, or other undertaking to which Trust, on Acquiring Fund's behalf, is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust, on Acquiring Fund's behalf, is a party or by which it is bound;

              4.2.4. No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

              4.2.5. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

              4.2.6. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

              4.2.7. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; [in addition, Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and
       (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;]

              4.2.8. There is no plan or intention for Acquiring Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

              4.2.9. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target;

              4.2.10. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares; and

              4.2.11. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

       4.3. Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:

              4.3.1. The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of the Target Shares it actually or constructively surrenders in exchange therefor;

              4.3.2. Trust's management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

              4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

              4.3.4. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

              4.3.5. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

              4.3.6. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization. For the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

              4.3.7. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

              4.3.8. Immediately after the Reorganization, the Shareholders will own shares constituting "control" (as defined in section 304(c) of the Code) of Acquiring Fund;

              4.3.9. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("REORGANIZATION EXPENSES");

              4.3.10. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1.8, 4.2.6, and 4.2.10 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

              4.3.11. Trust has called a special meeting of Target's shareholders ("MEETING") to consider and act on this Plan and to take all other action necessary to obtain their approval, to the extent same is required, of the transactions contemplated herein; and such approval has been obtained;

              4.3.12. This Plan has been duly authorized by all necessary action on the part of the Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to Target's shareholders' approval in accordance with the Governing Documents and applicable law, this Plan constitutes a valid and legally binding obligation of each Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights generally and by general principles of equity (whether applied by a court of law or equity);

              4.3.13. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 ACT"), the 1940 Act, or state securities laws for Trust's adoption and performance of this Plan, except for (a) Trust's filing with the SEC of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("REGISTRATION STATEMENT"), including therein a prospectus/proxy statement ("PROSPECTUS/PROXY STATEMENT"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

              4.3.14. On the effective date of the Registration Statement, at the time of the Meeting, and at the Effective Time, the Prospectus/Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

              4.3.15. All necessary filings will have been made with the SEC and state securities authorities, and no order or directive will have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby; the Registration Statement will have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof will have been issued, and the SEC will not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby will have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund;

              4.3.16. At the Effective Time, no action, suit, or other proceeding will be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby; and

              4.3.17. Trust will have received an opinion of Kirkpatrick & Lockhart Nicholson Graham LLP ("COUNSEL"), addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and on additional representations and warranties in separate letters, if any, addressed to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

                     (a) Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Target Shares, will qualify as a "reorganization" as defined in section 368(a)(1)(D) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;
                     (b) Target will recognize no gain or loss on the transfer
              of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;
                     (c) Acquiring Fund will recognize no gain or loss on its
              receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;
                     (d) Acquiring Fund's basis in each Asset will be the same
              as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for each Asset will include Target's holding period therefor;
                     (e) A Shareholder will recognize no gain or loss on the
              exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and
                     (f) A Shareholder's aggregate basis in the Acquiring Fund
              Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

       Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

       4.4. At any time before the Effective Time, Trust may waive any of the conditions set forth in this paragraph 4 (other than those set forth in paragraphs 4.3.11, 4.3.15, and 4.3.17) if, in the Board's judgment, such a waiver will not have a material adverse effect on either Fund's shareholders' interests.

5.   TERMINATION AND AMENDMENT OF PLAN

       5.1. The Board may terminate this Plan and abandon the Reorganization at any time before the Effective Time if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

       5.2. The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

6.   MISCELLANEOUS

       6.1. This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

       6.2. Adviser has agreed to, and shall, bear all the Reorganization Expenses.

       6.3. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Trust (on the Funds' behalf) and their respective successors and assigns any rights or remedies under or by reason of this Plan.

       6.4. Notice is hereby given that this instrument is adopted on behalf of Trust's trustees solely in their capacities as trustees, and not individually, and that Trust's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders or any series of Trust other than the Funds but are only binding on and enforceable against the respective Funds' property. Each Fund, in asserting any rights or claims under this Plan, shall look only to the other Fund's property in settlement of such rights or claims and not to such trustees, officers, or shareholders.

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                   NICHOLAS-APPLEGATE EMERGING COUNTRIES FUND

                                600 WEST BROADWAY
                           SAN DIEGO, CALIFORNIA 92101

                      PROXY FOR THE MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 24, 2005

     I (we), having received notice of the meeting and the Prospectus/Proxy Statement, appoint Horacio A. Valeiras, Charles H. Field, Jr. and Deborah A. Wussow, and each of them, my (our) attorneys with full power of substitution in them and each of them and in my (our) name(s) to attend the Meeting of Shareholders to be held on March 24, 2005, at 10:00 a.m., Pacific time, at the offices of Nicholas-Applegate Institutional Funds (the "Trust"), 600 West Broadway, San Diego, California 92101, and any adjourned session or sessions thereof, and there to vote and act upon the following matter as more fully described in the accompanying Proxy Statement in respect of all shares of the Fund which I (we) will be entitled to vote or act upon, with all the powers I
(we) would possess if personally present.

     IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS DIRECTED BY THE UNDERSIGNED. IF NO DIRECTION IS GIVEN, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

   NOTE: In signing, please write name(s) exactly as appearing hereon. When signing as attorney, executor, administrator or other fiduciary, please give your full title as such. Joint owners should each sign personally.


--------------------
Signature


--------------------
Signature

_______________________, 200_

Date

   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES AND SHOULD BE RETURNED AS SOON AS POSSIBLE IN THE ENVELOPE PROVIDED. THE BOARD RECOMMENDS THAT YOU VOTE IN FAVOR OF THE FOLLOWING PROPOSAL:

    1. To approve a Plan of Reorganization and Termination under which Nicholas-Applegate Emerging Markets Opportunities Fund ("EMO Fund"), a series of the Trust, would acquire all of the assets and assume all of the liabilities of Nicholas-Applegate Emerging Countries Fund (the "Target"), another series of the Trust, in exchange solely for shares of equal value of, and identical class as, EMO Fund.


______ FOR                        _____ AGAINST                    _____ ABSTAIN

                                     PART B

                       NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

             NICHOLAS-APPLEGATE EMERGING MARKETS OPPORTUNITIES FUND
                               600 WEST BROADWAY
                         SAN DIEGO, CALIFORNIA 92101

                     STATEMENT OF ADDITIONAL INFORMATION
                              FEBRUARY 18, 2005

     This Statement of Additional Information ("SAI") relates specifically to the proposed reorganization whereby Nicholas-Applegate Emerging Markets Opportunities Fund ("EMO Fund") would acquire all the assets of Nicholas-Applegate Emerging Countries Fund (the "Target") in exchange solely for shares of identical class of EMO Fund, and the assumption by EMO Fund of all the Target's liabilities, followed by the distribution of those shares to the Target's shareholders (all such transactions involving EMO Fund and the Target being referred to herein as a "Reorganization").

     This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

     (1) The audited financial statements of EMO Fund and the Target (each, a series of Nicholas-Applegate Institutional Funds) included in the Annual Report to Shareholders of Nicholas-Applegate Institutional Funds (the "Trust") for the fiscal year ended March 31, 2004, previously filed on EDGAR, Accession Number 0001003715-04-000202.

     (2) The unaudited financial statements of EMO Fund and the Target included in the Semi-Annual Report to the Shareholders of the Trust for the period ended September 30, 2004, previously filed on EDGAR, Accession Number 0001047469-04-036187.

     (3) The Statement of Additional Information of the Trust, dated July 30, 2004, previously filed on EDGAR, Accession Number 0001047469-04-024872, except for the information contained herein, which has been updated as of March 4, 2005.

     This SAI is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated February 18, 2005 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free (800) 551-8643.

                              TABLE OF CONTENTS


TABLE OF CONTENTS                                                      1
ADDITIONAL INFORMATION REGARDING EMERGING MARKETS
OPPORTUNITIES FUND                                                     2
FINANCIAL HIGHLIGHTS                                                   4
MANAGEMENT DISCUSSION AND ANALYSIS OF THE FUNDS                        8
   EMERGING MARKETS OPPORTUNITIES FUND INSTITUTIONAL SHARES            9
   EMERGING COUNTRIES FUND INSTITUTIONAL SHARES                        8
FINANCIAL STATEMENTS                                                  11
   PRO FORMA FINANCIAL STATEMENTS                                     11
   NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS STATEMENTS OF ASSETS
   AND LIABILITIES SEPTEMBER 30, 2004 (UNAUDITED)                     11
   NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS STATEMENTS OF
   OPERATIONS PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)             12
   NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS STATEMENTS OF CHANGES IN
   NET ASSETS PERIODS ENDED SEPTEMBER 30, 2004 AND MARCH 31, 2004     13

             ADDITIONAL INFORMATION REGARDING EMERGING MARKETS
                              OPPORTUNITIES FUND


                         FUND HOLDINGS INFORMATION

Generally, the Fund views holdings information as sensitive and limits the dissemination of material non-public holdings information to circumstances in accordance with Board of Trustees-approved guidelines, as outlined below. Persons who may gain access to the portfolio holdings information fall into one of four categories: the public, service providers, rating organizations, and the Federal Government. The Board has made a determination that transparency and uniformity in portfolio disclosures to the public are in the best interest of shareholders, in that it allows shareholders and their advisers to learn what securities they indirectly own, and allows prospective shareholders and their advisers to better evaluate an investment in the Fund. The Board has made a determination that it is in the Fund's best interest to disclose portfolio holdings to service providers such as custodians, proxy voting services and portfolio analysis services; pursuant to confidentiality agreements, so that the Fund can carry out its normal operations. The Board has also determined that portfolio disclosure to rating organizations is in the best interest of the Fund's shareholders, in that ratings and publicity from these organizations improve the Fund's ability to attract more assets and retain existing assets.

The Fund will provide a full list of its holdings as of the end of the previous month to any person who makes a request on or after the 5th business day of the month and will furnish portfolio holdings as of the end of the month prior to the previous month to any person who submits a request prior to the 5th business day of the month. The Fund will provide its top ten holdings as of the end of the calendar quarter on the Investment Advisers web site 15 days or more after the calendar quarter-end.

Disclosure is also made to service providers in real time, on a monthly basis. Such service providers include the Fund's custodian, Brown Brothers Harriman ("BBH"), portfolio analysis providers such as Vestek and Factset, and proxy voting services. Disclosure is made under contracts that include confidentiality provisions.

Disclosure is also made to rating organizations such as Lipper, Morningstar and S&P on a weekly and monthly basis, under contracts that include confidentiality provisions.

The Fund also provides a complete list of its holdings to the Federal Government four times in each fiscal year, at each quarter-end. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission ("SEC") on form N-Q.

Nicholas-Applegate may not enter into any arrangements with third parties from which it would derive any monetary benefit for the disclosure of material non-public holdings information. If, in the future, the Investment Adviser desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Fund's SAI. There is no assurance that the Fund's policies on holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

Shareholders can look up the Fund's Form N-Q on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. To find out more about this public service, call the SEC at 1-202-942-8090.

     FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds' financial performance for the period since commencement of operations. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Except as otherwise noted, the Financial Highlights have been audited by PricewaterhouseCoopers, LLP with respect to the fiscal year ended March 31, 2004. Please read in conjunction with the Trust's 2004 Annual Report, which is available upon request.


NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
For a share outstanding during the period indicated

                                             NET ASSET         NET           NET REALIZED    TOTAL FROM
                                              VALUE,       INVESTMENT       AND UNREALIZED   INVESTMENT
                                             BEGINNING  INCOME (LOSS) (2)    GAINS (LOSS)    OPERATIONS
-------------------------------------------------------------------------------------------------------
                                   GLOBAL EQUITY FUNDS -- CONTINUED

EMERGING COUNTRIES
   For the period ended 09/30/04 (1)         $   16.20  $            0.11   $        (1.31)  $    (1.20)
   For the year ended 03/31/04                    8.70               0.20             7.30         7.50
   For the year ended 03/31/03                   12.13               0.02            (3.45)       (3.43)
   For the year ended 03/31/02                   11.20               0.04             0.89         0.93
   For the year ended 03/31/01                   23.69              (0.02)          (10.84)      (10.86)
   For the period 5/7/99 through 3/31/00         15.88              (0.10)            7.91         7.81
   For the period 4/1/99 through 5/7/99 (1)      13.44              (0.02)            2.46         2.44
EMERGING MARKETS
   OPPORTUNITIES FUND
   5/28/04 (commenced) to 03/31/04           $   10.00  $            0.03   $         0.67   $     0.70

                                                 DISTRIBUTIONS FROM:
                                             --------------------------
                                                 NET           NET
                                             INVESTMENT     REALIZED          TOTAL
                                               INCOME     CAPITAL GAINS   DISTRIBUTIONS
---------------------------------------------------------------------------------------
                           GLOBAL EQUITY FUNDS -- CONTINUED

EMERGING COUNTRIES
   For the period ended 09/30/04 (1)         $       --   $          --   $          --
   For the year ended 03/31/04                       --              --              --
   For the year ended 03/31/03                       --              --              --
   For the year ended 03/31/02                       --              --              --
   For the year ended 03/31/01                       --           (1.63)          (1.63)
   For the period 5/7/99 through 3/31/00             --              --              --
   For the period 4/1/99 through 5/7/99 (1)          --              --              --
EMERGING MARKETS
   OPPORTUNITIES FUND
   5/28/04 (commenced) to 03/31/04           $       --   $          --   $          --

----------
(1) Unaudited.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3) Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5) Net expenses include certain items not subject to expense reimbursement.
(6) The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity), of the Emerging Countries Fund does not exceed 1.65% for the period 04/01/02 to 06/30/02, 1.50% for the period 07/01/02 to 01/21/03, 1.65% for the period 01/22/03 to 03/31/03, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                             NET ASSET
                                              VALUE,      TOTAL
                                              ENDING    RETURN (3)
------------------------------------------------------------------
                 GLOBAL EQUITY FUNDS -- CONTINUED

EMERGING COUNTRIES
   For the period ended 09/30/04 (1)         $   15.00       (7.41%)
   For the year ended 03/31/04                   16.20       86.21%
   For the year ended 03/31/03                    8.70      (28.28%)
   For the year ended 03/31/02                   12.13        8.30%
   For the year ended 03/31/01                   11.20      (46.75%)
   For the period 5/7/99 through 3/31/00         23.69       49.18%
   For the period 4/1/99 through 5/7/99 (1)      15.88       18.07%
EMERGING MARKETS
   OPPORTUNITIES FUND
   5/28/04 (commenced) to 03/31/04           $   10.70        7.00%

                                                                      RATIOS TO AVERAGE NET ASSETS (4)
                                             ---------------------------------------------------------------------------------
                                                                                                 EXPENSES      EXPENSES NET OF
                                                  NET                        EXPENSES             NET OF       REIMBURSEMENT/
                                              INVESTMENT        TOTAL    (REIMBURSEMENTS)/    REIMBURSEMENT/     RECOUPMENT
                                             INCOME (LOSS)    EXPENSES      RECOUPMENT          RECOUPMENT       OFFSET (5)
------------------------------------------------------------------------------------------------------------------------------
                                               GLOBAL EQUITY FUNDS -- CONTINUED

EMERGING COUNTRIES
   For the period ended 09/30/04 (1)                  1.52%       1.80%              (0.09%)            1.71%             1.46%
   For the year ended 03/31/04                        1.67%       1.89%              (0.07%)            1.82%             1.70%(7)
   For the year ended 03/31/03                        0.19%       2.25%              (0.42%)            1.83%             1.80%(6)
   For the year ended 03/31/02                        0.35%       1.89%              (0.20%)            1.69%             1.69%
   For the year ended 03/31/01                       (0.11%)      1.72%              (0.04%)            1.68%             1.68%
   For the period 5/7/99 through 3/31/00             (0.62%)      1.77%              (0.10%)            1.67%             1.67%
   For the period 4/1/99 through 5/7/99 (1)          (1.22%)      1.64%                 --              1.64%             1.64%
EMERGING MARKETS
   OPPORTUNITIES FUND
   5/28/04 (commenced) to 03/31/04                    0.79%       3.26%              (1.51%)            1.75%             1.70%

                                              FUND'S
                                             PORTFOLIO   NET ASSETS,
                                             TURNOVER      ENDING
                                               RATE      (IN 000'S)
--------------------------------------------------------------------
                  GLOBAL EQUITY FUNDS -- CONTINUED

EMERGING COUNTRIES
   For the period ended 09/30/04 (1)                29%  $    17,869
   For the year ended 03/31/04                     100%       19,966
   For the year ended 03/31/03                     222%       49,526
   For the year ended 03/31/02                     260%      117,070
   For the year ended 03/31/01                     244%      140,538
   For the period 5/7/99 through 3/31/00           180%      300,085
   For the period 4/1/99 through 5/7/99 (1)         34%      178,902
EMERGING MARKETS
   OPPORTUNITIES FUND
   5/28/04 (commenced) to 03/31/04                  26%  $     8,842

(7) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) of the Emerging Countries Fund does not exceed 1.65% for the period 04/01/03 to 07/28/03, 1.73% for the period 07/29/03 to 02/23/04, 1.65% for the period 02/24/04 to 03/31/04, respectively.

For a class II share outstanding during the period indicated

                                             NET ASSET         NET           NET REALIZED    TOTAL FROM
                                              VALUE,       INVESTMENT       AND UNREALIZED   INVESTMENT
                                             BEGINNING  INCOME (LOSS) (2)    GAINS (LOSS)    OPERATIONS
-------------------------------------------------------------------------------------------------------
                                             GLOBAL FUNDS

EMERGING COUNTRIES
   For the period ended 09/30/04 (1)         $   16.19  $            0.12   $        (1.30)  $    (1.18)
   9/08/03 (commenced) to 03/31/04               12.90               0.06             3.23         3.29

                                                 DISTRIBUTIONS FROM:
                                             --------------------------
                                                 NET           NET
                                             INVESTMENT     REALIZED          TOTAL
                                               INCOME     CAPITAL GAINS   DISTRIBUTIONS
---------------------------------------------------------------------------------------
                                      GLOBAL FUNDS

EMERGING COUNTRIES
   For the period ended 09/30/04 (1)         $       --   $          --   $          --
   9/08/03 (commenced) to 03/31/04                   --              --              --

----------
(1) Unaudited.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3) Total returns are not annualized for periods less than one year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                             NET ASSET
                                              VALUE,      TOTAL
                                              ENDING    RETURN (3)
------------------------------------------------------------------
                           GLOBAL FUNDS

EMERGING COUNTRIES
   For the period ended 09/30/04 (1)         $   15.01       (7.29%)
   9/08/03 (commenced) to 03/31/04               16.19       25.50%

                                                                      RATIOS TO AVERAGE NET ASSETS (4)
                                             ---------------------------------------------------------------------------------
                                                                                                 EXPENSES      EXPENSES NET OF
                                                  NET                        EXPENSES             NET OF       REIMBURSEMENT/
                                              INVESTMENT        TOTAL    (REIMBURSEMENTS)/    REIMBURSEMENT/     RECOUPMENT
                                             INCOME (LOSS)    EXPENSES      RECOUPMENT          RECOUPMENT       OFFSET (5)
------------------------------------------------------------------------------------------------------------------------------
                                                         GLOBAL FUNDS

EMERGING COUNTRIES
   For the period ended 09/30/04 (1)                  1.67%       1.65%              (0.09%)            1.56%             1.30%
   9/08/03 (commenced) to 03/31/04                    0.77%       1.56%               0.07%             1.63%             1.52%

                                              FUND'S
                                             PORTFOLIO   NET ASSETS,
                                             TURNOVER      ENDING
                                               RATE      (IN 000'S)
--------------------------------------------------------------------
                            GLOBAL FUNDS

EMERGING COUNTRIES
   For the period ended 09/30/04 (1)                29%  $    48,638
   9/08/03 (commenced) to 03/31/04                 123%       52,500

(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.

                 MANAGEMENT DISCUSSION AND ANALYSIS OF THE FUNDS

EMERGING COUNTRIES FUND

   MANAGEMENT TEAM: ANDREW BEAL, Lead Portfolio Manager; LINDA BA, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; REBECCA K. HAGSTROM, CFA, Investment Analyst; FLORA KIM, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; SCOTT R. WILLIAMS, Investment Analyst; MICHAEL J. FREDERICKS, Portfolio Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

   MARKET OVERVIEW: From April 1, 2004 through September 30, 2004, stocks in developing countries posted modest declines. Losses were concentrated in the first four months of the period and were largely due to concerns about:

   - Higher interest rates in the United States, as emerging market equities have historically been very sensitive to rising rates in developed markets

   - Chinese officials' efforts to curb the country's booming growth and its impact on commodity-oriented companies in developing nations

   Later in the period, emerging market equities reversed course, posting strong gains in August and September. Investors appeared to have become more comfortable with the outlook for emerging markets, as well as China's ability to engineer a "soft landing" for its economy.

   PERFORMANCE: The Fund's Class I Shares were down 7.41% during the six months ended September 30, 2004. The MSCI Emerging Markets Index lost 2.10%.

   PORTFOLIO SPECIFICS: Emerging market growth stocks underperformed their value counterparts this period, which hurt performance versus the benchmark. Consistent with our investment philosophy, the Fund's holdings are concentrated in growth stocks. In contrast, the style-neutral MSCI Emerging Markets Index includes a mix of growth and value names. Stock selection in Russia, Taiwan and the energy sector also negatively impacted the Fund's relative return.

   On a positive note, issue selection in South Korea and the consumer discretionary sector helped performance versus the index. For example, Edgars Consolidated, a South African department store chain, was one of the Fund's best-performing holdings. Edgars benefited from several positive influences, including market share gains and the continued strength of the South African consumer.

   MARKET OUTLOOK: Despite near-term losses, our longer-term outlook for emerging market equities is positive given:

   -  Inflation in many emerging markets has been relatively subdued

   - Economic growth in developing countries has been generally resilient, and expectations have not weakened significantly

   - Countries and companies have taken advantage of the low interest rates of the past few years to strengthen their balance sheets, leaving them less vulnerable to rising U.S. rates

   As always, we remain committed to our investment philosophy centered on positive, sustainable change. We are confident our approach will benefit the Fund over the long term.

EMERGING MARKETS OPPORTUNITIES FUND INSTITUTIONAL SHARE

   MANAGEMENT TEAM: ANDREW BEAL, Lead Portfolio Manager; LINDA BA, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; REBECCA K. HAGSTROM, CFA, Investment Analyst; FLORA KIM, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; SCOTT R. WILLIAMS, Investment Analyst; MICHAEL J. FREDERICKS, Portfolio Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The Emerging Markets Opportunities Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world, emphasizing companies with market capitalizations that are generally less than that of the top 50 securities in the MSCI Emerging Markets Index.

   MARKET OVERVIEW: During the six months ended September 30, 2004, investors sent equity prices in emerging countries lower. A robust rally in August and September, when the MSCI Emerging Markets Index rose 10.21%, was unable to erase prior months' losses.

   This period's decline was largely driven by worries of higher U.S. interest rates, as emerging market equities have historically been sensitive to rising rates in developed markets. Adding to selling pressure were fears the Chinese government's efforts to slow its country's growth would hurt demand for exports from other developing countries. Markets in emerging Asia were especially weak on this concern.

   While stock prices in developing markets were down overall, Latin American equities posted solid gains. Rising crude prices lent support to markets in oil-producing countries, such as Mexico and Venezuela. Economic indicators showed improvement in Brazil, which reported its strongest consecutive monthly increase in industrial output since 1995.

   PERFORMANCE: From its May 28, 2004 inception through September 30, 2004, the Fund gained 7.00% and the MSCI Emerging Markets Index rose 8.30%.

   PORTFOLIO SPECIFICS: The Fund's gain was broad based, with holdings in the majority of countries and sectors registering increases. Compared to the index, the Fund modestly lagged. Stock selection in Taiwan, Malaysia and the industrials sector drove underperformance, as did an underweight and issue selection among energy companies.

   Another area that hurt relative performance was the Fund's higher-than-benchmark exposure to growth stocks, since growth trailed value in emerging countries. Because our investment philosophy emphasizes companies with growth characteristics, the Fund's holdings are concentrated in growth stocks. However, the MSCI Emerging Markets Index is style neutral, consisting of both growth and value names.

   On the positive side, stock selection in Mexico, Brazil and among materials companies boosted relative results. An overweight in Brazil, where stocks prices rose sharply, was another plus. Brazil-based Braskem, a chemical firm, and Mexico-based Grupo Mexico, a mining company, were among the best-performing holdings this period.

   MARKET OUTLOOK: The outlook for emerging market equities remains solid. Inflation in many developing countries has been relatively subdued. Slow, but steady, economic growth throughout much of the world is creating demand for the export goods and services produced in many emerging nations. Low global interest rates help to stimulate corporate investment, which, in turn, stimulates demand for raw materials exported by developing countries.

   Looking forward, Nicholas-Applegate remains confident in our ability to invest in companies for the Fund that are leveraged to the current economic environment.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND CLASS I AND II SHARES WITH THE MSCI EMERGING MARKETS INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/04

                                                                        SINCE
          1 YEAR                    5 YEARS                           INCEPTION
          19.52%                     0.85%                              4.36%

                 EMERGING COUNTRIES FUND
                      CLASS I SHARES            MSCI EM INDEX
11/28/1994              $  250,000                $  250,000
11/30/1994              $  251,800                $  254,738
12/31/1994              $  237,014                $  234,279
1/31/1995               $  217,797                $  209,353
2/28/1995               $  215,595                $  203,984
3/31/1995               $  218,398                $  205,280
4/30/1995               $  231,009                $  214,489
5/31/1995               $  248,825                $  225,900
6/30/1995               $  251,427                $  226,568
7/31/1995               $  268,243                $  231,654
8/31/1995               $  266,841                $  226,197
9/30/1995               $  267,042                $  225,124
10/31/1995              $  254,230                $  216,506
11/30/1995              $  248,625                $  212,645
12/31/1995              $  253,511                $  222,076
1/31/1996               $  276,630                $  237,862
2/29/1996               $  280,651                $  234,080
3/31/1996               $  281,857                $  235,903
4/30/1996               $  299,951                $  245,335
5/31/1996               $  310,204                $  244,239
6/30/1996               $  310,807                $  245,764
7/31/1996               $  298,946                $  228,968
8/31/1996               $  311,812                $  234,829
9/30/1996               $  317,441                $  236,863
10/31/1996              $  309,199                $  230,546
11/30/1996              $  321,453                $  234,409
12/31/1996              $  324,696                $  235,469
1/31/1997               $  348,815                $  251,531
2/28/1997               $  359,557                $  262,302
3/31/1997               $  353,679                $  255,412
4/30/1997               $  356,720                $  255,864
5/31/1997               $  378,001                $  263,186
6/30/1997               $  406,782                $  277,271
7/31/1997               $  426,442                $  281,410
8/31/1997               $  393,810                $  245,601
9/30/1997               $  421,983                $  252,406
10/31/1997              $  354,693                $  210,990
11/30/1997              $  344,552                $  203,291
12/31/1997              $  357,563                $  208,190
1/31/1998               $  336,925                $  191,862
2/28/1998               $  363,844                $  211,887
3/31/1998               $  384,705                $  221,082
4/30/1998               $  397,043                $  218,674
5/31/1998               $  355,768                $  188,707
6/30/1998               $  331,318                $  168,912
7/31/1998               $  346,571                $  174,268
8/31/1998               $  245,169                $  123,880
9/30/1998               $  245,394                $  131,738
10/31/1998              $  265,900                $  145,611
11/30/1998              $  279,646                $  157,721
12/31/1998              $  281,674                $  155,435
1/31/1999               $  290,237                $  152,927
2/28/1999               $  284,378                $  154,415
3/31/1999               $  303,081                $  174,765
4/30/1999               $  337,558                $  196,387
5/31/1999               $  335,755                $  195,245
6/30/1999               $  378,795                $  217,403
7/31/1999               $  370,457                $  211,498
8/31/1999               $  370,232                $  213,422
9/30/1999               $  364,824                $  206,199
10/31/1999              $  371,133                $  210,590
11/30/1999              $  412,596                $  229,472
12/31/1999              $  504,083                $  258,656
1/31/2000               $  496,647                $  260,198
2/29/2000               $  547,574                $  263,634
3/31/2000               $  533,828                $  264,921
4/30/2000               $  459,241                $  239,808
5/31/2000               $  435,130                $  229,894
6/30/2000               $  460,367                $  237,992
7/31/2000               $  430,623                $  225,753
8/31/2000               $  443,016                $  226,862
9/30/2000               $  400,878                $  207,054
10/31/2000              $  367,302                $  192,042
11/30/2000              $  318,515                $  175,251
12/31/2000              $  327,651                $  179,482
1/31/2001               $  349,224                $  204,197
2/28/2001               $  315,469                $  188,208
3/31/2001               $  284,252                $  169,722
4/30/2001               $  295,927                $  178,108
5/31/2001               $  298,211                $  180,234
6/30/2001               $  290,597                $  176,535
7/31/2001               $  272,070                $  165,379
8/31/2001               $  262,426                $  163,742
9/30/2001               $  219,534                $  138,395
10/31/2001              $  228,163                $  146,989
11/30/2001              $  255,827                $  162,335
12/31/2001              $  278,922                $  175,224
1/31/2002               $  286,282                $  181,164
2/28/2002               $  291,866                $  184,135
3/31/2002               $  307,855                $  195,220
4/30/2002               $  308,870                $  196,489
5/31/2002               $  302,779                $  193,365
6/30/2002               $  277,146                $  178,863
7/31/2002               $  252,274                $  165,198
8/31/2002               $  253,797                $  167,742
9/30/2002               $  219,280                $  149,642
10/31/2002              $  232,478                $  159,354
11/30/2002              $  254,558                $  170,318
12/31/2002              $  238,569                $  164,663
1/31/2003               $  238,061                $  163,939
2/28/2003               $  232,985                $  159,512
3/31/2003               $  220,803                $  154,998
4/30/2003               $  243,645                $  168,808
5/31/2003               $  262,172                $  180,929
6/30/2003               $  276,131                $  191,242
7/31/2003               $  292,374                $  203,214
8/31/2003               $  317,246                $  216,849
9/30/2003               $  318,515                $  218,432
10/31/2003              $  345,925                $  237,021
11/30/2003              $  344,909                $  239,936
12/31/2003              $  373,081                $  257,331
1/31/2004               $  387,801                $  266,467
2/29/2004               $  407,090                $  278,751
3/31/2004               $  414,704                $  282,347
4/30/2004               $  374,604                $  259,251
5/31/2004               $  363,437                $  254,143
6/30/2004               $  360,137                $  255,313
7/31/2004               $  347,701                $  250,794
8/30/2004               $  363,944                $  261,302
9/30/2004               $  380,695                $  276,405

                                                                        SINCE
          1 YEAR                                                      INCEPTION
          19.70%                                                        4.37%

[CHART]

                 EMERGING COUNTRIES FUND
                     CLASS II SHARES            MSCI EM INDEX
6/30/2003               $  250,000                $  250,000
7/31/2003               $  264,706                $  265,650
8/31/2003               $  287,224                $  283,475
9/30/2003               $  288,143                $  285,544
10/31/2003              $  312,960                $  309,844
11/30/2003              $  312,270                $  313,655
12/31/2003              $  337,546                $  336,395
1/31/2004               $  351,103                $  348,337
2/29/2004               $  368,336                $  364,396
3/31/2004               $  372,013                $  369,097
4/30/2004               $  339,154                $  338,904
5/31/2004               $  329,044                $  332,228
6/30/2004               $  326,057                $  333,756
7/31/2004               $  314,798                $  327,849
8/30/2004               $  330,193                $  341,586
9/30/2004               $  344,899                $  361,329

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I and II shares compared with the Morgan Stanley Capital International Emerging Markets Index ("MSCI EM") for the periods indicated. Class I and II shares have a shareholder services fee of up to .25% of their average daily net assets. Performance is shown for Class I and II shares. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI EM Index is a market capitalization weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

     PRO FORMA FINANCIAL STATEMENTS

     Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated, as of September 30, 2004. The first table presents Statements of Assets and Liabilities (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The third table presents the Statement of Changes in Net Assets (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The forth table presents the Portfolio of Investments (unaudited) for each fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).


     PRO-FORMA COMBINING THE STATEMENT OF ASSETS & LIABILITIES-
     (UNAUDITED)


                                                        EMERGING           EMERGING
                                                 MARKET OPPORTUNITIES      COUNTRIES                            PRO-FORMA
                                                     PERIOD ENDED         PERIOD ENDED                     COMBINED STATEMENT
                                                  SEPTEMBER 30, 2004   SEPTEMBER 30, 2004  ADJUSTMENTS   OF ASSETS & LIABILITIES
                                                 --------------------  ------------------  -----------   -----------------------
ASSETS
Investments, at value*                           $          8,831,617  $       65,952,735                $            74,784,352
Foreign currencies, at value**                                 30,545             503,133                                533,678
Cash                                                            9,925              25,458                                 35,383
Receivables:
  Investment securities sold                                       --                  --                                     --
  Capital shares sold                                              --               4,630                                  4,630
  Dividends                                                    14,524             187,798                                202,322
  Foreign taxes receivable                                         --                 599                                    599
  Interest                                                         --                  --                                     --
  Other recivables                                              2,581              52,445                                 55,026
Other assets                                                   10,019               4,354                                 14,373
                                                 --------------------  ------------------  -----------   -----------------------
    Total assets                                            8,899,211          66,731,152                             75,630,363
                                                 --------------------  ------------------  -----------   -----------------------
LIABILITIES
Payables:
  Bank overdraft                                 $                 --                  --                                     --
  Investments purchased                                        12,856                  --                                 12,856
  Capital shares redeemed                                          --              30,087        -                        30,087
  Collateral on securities loaned                                  --                  --                                     --
  Distributions fee                                                --                  --                                     --
  To investment advisor                                            --              51,865        5,492a                   57,357
Other Liabilites                                               44,429             142,583       (8,119)b                 178,893
                                                 --------------------  ------------------  -----------   -----------------------
    Total Liabilities                                          57,285             224,535                                279,193
                                                 --------------------  ------------------  -----------   -----------------------
NET ASSETS                                                  8,841,926          66,506,617        2,627                75,351,170
                                                 --------------------  ------------------  -----------   -----------------------
    *  Investments, at cost                                 8,290,715          54,296,713                             62,587,430
                                                 --------------------  ------------------  -----------   -----------------------
   **  Foreign currencies, at cost                             29,983             499,822                                529,805
                                                 --------------------  ------------------  -----------   -----------------------

NET ASSETS CONSIST OF:
Paid-in capital                                  $          8,301,330  $       75,738,577                             84,039,907
Undistributed net investment income (loss)                     20,831           1,151,074        2,627                 1,174,532
Accumulated net realized gain (loss) on
  investments and foreign currencies                          (21,756)        (22,042,953)                           (22,064,709)
Net unrealized appreciation (depreciation ) of
  investments and of other assets and liabilities                                                                             --
  denominated in foreign currencies                           541,521          11,659,919                              12,201,440
                                                 --------------------  ------------------  -----------   -----------------------
Net Assets applicable to all shares outstanding  $          8,841,926   $      66,506,617        2,627                 75,351,170
                                                 --------------------  ------------------  -----------   -----------------------
Class I Shares outstanding                                    826,562           1,190,898      478,585c                 2,496,045
Class II Shares outstanding                                      -              3,239,872    1,305,033c                 4,544,920
                                                 --------------------  ------------------  -----------   -----------------------
Net Asset Value - Class I Share                  $              10.70   $           15.00          .00d                     10.70
Net Asset Value - Class II Share                 $                 --   $           15.01          .00d                     10.70
                                                 --------------------  ------------------  -----------   -----------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

     PRO-FORMA COMBINING THE STATEMENT OF OPERATIONS
     September 30, 2004 (UNAUDITED)


                                                        EMERGING             EMERGING
                                                 MARKET OPPORTUNITIES        COUNTRIES                            PRO-FORMA
                                                     PERIOD ENDED           PERIOD ENDED                     COMBINED STATEMENT
                                                  SEPTEMBER 30, 2004     SEPTEMBER 30, 2004  ADJUSTMENTS        OF OPERATIONS
                                                 --------------------    ------------------  -----------     ------------------
INVESTMENT INCOME
Dividends, net of foreign taxes*                 $             65,137    $          967,938           --              1,033,075
Interest                                                          542                    60           --                    602
                                                 --------------------    ------------------  -----------     ------------------
  Total Income                                                 65,679               967,998           --              1,033,677
                                                 --------------------    ------------------  -----------     ------------------
EXPENSES
Advisory fee                                                   23,645               276,898       16,288(a)             316,831
Accounting and administration fees                              1,904                33,580        3,008(b)              38,492
Custodian fees                                                 33,694                76,066         (300)(c)            109,460
Transfer agent fees and expenses                                7,235                14,494      (10,027)(d)             11,702
Shareholder servicing fees                                      5,254                48,710           --                 53,964
Administrative services                                         5,254                46,361           --                 51,615
Professional fees                                               1,626                22,674           --                 24,300
Shareholder reporting                                           1,253                13,951           --                 15,204
Registration fees                                               4,956                 4,906           --                  9,862
Trustees' fees and expenses                                       459                 3,801           --                  4,260
Interest and credit facility fee                                  136                   644           --                    780
Insurance                                                          --                 3,884           --                  3,884
Miscellaneous                                                     386                 4,480         (800)(e)              4,066
                                                 --------------------    ------------------  -----------     ------------------
  Total Expenses                                               85,802               550,449        8,169                644,420

Expenses offset                                                (1,264)              (83,445)                            (84,709)
Expenses reimbursed                                           (39,690)              (28,732)     (10,796)(f)            (79,218)
                                                 --------------------    ------------------  -----------     ------------------
  Net Expenses                                                 44,848               438,272       (2,627)               480,493
                                                 --------------------    ------------------  -----------     ------------------
NET INVESTMENT INCOME (LOSS)                                   20,831               529,726        2,627                553,184
                                                 --------------------    ------------------  -----------     ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain/ (loss) from:
  Securities                                                   (6,021)            4,066,037           --              4,060,016
  Foreign currency transactions                               (15,735)              (23,784)                            (39,519)
                                                 --------------------    ------------------  -----------     ------------------
    Net realized gain (loss)                                  (21,756)            4,042,253           --              4,020,497
                                                 --------------------    ------------------  -----------     ------------------
Change in unrealized  appreciation
  (depreciation) of:
  Investments                                                 540,902           (10,116,334)          --             (9,575,432)
  Other assets and liabilities denominated in
    foreign currencies                                            619               (16,495)          --                (15,876)
                                                 --------------------    ------------------  -----------     ------------------
    Net unrealized appreciation (depreciation)                541,521           (10,132,829)          --             (9,591,308)
                                                 --------------------    ------------------  -----------     ------------------
NET GAIN (LOSS) ON INVESTMENTS                                519,765            (6,090,576)          --             (5,570,811)
                                                 --------------------    ------------------  -----------     ------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS               $            540,596    $       (5,560,850)       2,627             (5,017,627)
                                                 --------------------    ------------------  -----------     ------------------
  * Foreign taxes withheld                       $                 --                    --                                  --
-----------------------------------------------  --------------------    ------------------  -----------     ------------------
                                                                   --                    --
    Average net assets                                      5,240,088            64,974,458                            70,214,546

 a - Emerging Market Opportunities Fund (EMO) will be the survivor w/ current management fee of 90 bp vs 85 in Emerging Countries b - Fee would increase by account charge for additional class c - Eliminate duplicate BIDS Worldview fee d - Eliminate duplicate account minimums e - Eliminate duplicate CA franchise tax payment f - EMO caps are reduced 10 bps form current prospectus for all classes

COMBINED STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2004 MARCH 31, 2004

                                                            EMERGING COUNTRIES FUND           EMERGING MARKETS OPPORTUNITIES FUND
                                                           -------------------------------    -----------------------------------
                                                           SEPTEMBER 30,                          SEPTEMBER 30,
                                                               2004 +            MARCH 31,            2004           MARCH 31,
                                                            (UNAUDITED)            2004            (UNAUDITED)         2004
                                                           -------------         ---------        -------------      ---------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              $   20,831      $        --           $    529,726      $   721,176
  Net realized gain (loss)                                     (21,756)              --              4,042,253        9,755,600
  Net unrealized appreciation (depreciation)                   541,521               --            (10,132,829)      22,321,238
                                                            ----------      -----------           ------------      -----------
    Net increase (decrease) in net assets from
      investment operations                                    540,596               --             (5,560,850)      32,798,014
                                                            ----------      -----------           ------------      -----------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class I                                                  8,301,390                               4,262,756       18,773,501
    Class II                                                        --                                  67,003       43,525,917
  Cost of shares redeemed
    Class I                                                       (60)                              (4,629,377)     (71,487,521)
    Class II                                                        --                                 (99,287)        (669,828)
                                                            ----------      -----------           ------------      -----------
    Net increase (decrease) in net assets from
      share transactions#                                    8,301,330               --               (398,905)      (9,857,931)
                                                            ----------      -----------           ------------      -----------
    Net Increase (Decrease) in Net Assets                    8,841,926                              (5,959,755)      22,940,083

NET ASSETS
  Beginning                                                         --                              72,466,372       49,526,289
                                                            ----------      -----------           ------------      -----------
  Ending                                                    $8,841,926      $                     $ 66,506,617      $72,466,372
                                                            ----------      -----------           ------------      -----------
Undistributed net investment income (loss), ending          $   20,831      $        --           $  1,151,074      $   621,348
                                                            ----------      -----------           ------------      -----------

CLASS I - CAPITAL SHARE ACTIVITY
  Shares sold                                                  826,567                                 284,625        1,452,218
  Shares redeemed                                                   (5)                               (326,486)      (5,914,453)
                                                            ----------      -----------           ------------      -----------
  Net Institutional Share Activity                             826,562               --                (41,861)      (4,462,235)
                                                            ----------      -----------           ------------      -----------

CLASS II - CAPITAL SHARE ACTIVITY
  Shares sold                                                       --                                   4,528        3,287,650
  Shares redeemed                                                   --                                  (6,957)         (45,349)
                                                            ----------      -----------           ------------      -----------
  Net Retirement Share Activity                                     --               --                 (2,429)       3,242,301
                                                            ----------      -----------           ------------      -----------

    Average NAV per Share based on capstock transactions         10.04                                    8.76            11.81
                                                                                                         13.29            13.22

                                                                                                       COMBINED STATEMENTS OF
                                                                                                       CHANGES IN NET ASSETS
                                                                                                  ------------------------------
                                                             ADJUSTMENT         ADJUSTMENT
                                                            SEPTEMBER 30,        MARCH 31,        SEPTEMBER 30,       MARCH 31,
                                                                2004               2004               2004              2004
                                                             (UNAUDITED)        (UNAUDITED)        (UNAUDITED)       (UNAUDITED)
                                                            -------------       -----------       -------------      -----------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   2,627               --(a)             553,184          721,176
  Net realized gain (loss)                                                                           4,020,497        9,755,600
  Net unrealized appreciation (depreciation)                                                        (9,591,308)      22,321,238
                                                                                                    ----------       ----------
    Net increase (decrease) in net assets from
      investment operations                                                                         (5,017,627)      32,798,014
                                                                                                    ----------       ----------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class I                                                                                         12,564,146       18,773,501
    Class II                                                                                            67,003       43,525,917
  Cost of shares redeemed
    Class I                                                                                         (4,629,437)     (71,487,521)
    Class II                                                                                           (99,287)        (669,828)
                                                                                                    ----------       ----------
    Net increase (decrease) in net assets from
      share transactions                                                                             7,902,425       (9,857,931)
                                                                                                    ----------       ----------
    Net Increase (Decrease) in Net Assets                                                            2,884,798       22,940,083

NET ASSETS
  Beginning                                                                                         72,466,372       49,526,289
                                                                                                    ----------       ----------
  Ending                                                                                            75,351,170       72,466,372
                                                                                                    ----------       ----------
Undistributed net investment income (loss), ending                                                   1,174,532          621,348
                                                                                                    ----------       ----------

CLASS I - CAPITAL SHARE ACTIVITY
  Shares sold                                                                                        1,111,192        1,452,218
  Shares redeemed                                                                                     (326,491)      (5,914,453)
                                                                                                    ----------       ----------
  Net Institutional Share Activity                               4,571               --(b)             789,272       (4,462,235)
                                                                                                    ----------       ----------

CLASS II - CAPITAL SHARE ACTIVITY
  Shares sold                                                                                            4,528        3,287,650
  Shares redeemed                                                                                       (6,957)         (45,349)
                                                                                                    ----------       ----------
  Net Retirement Share Activity                                                                         (2,429)       3,242,301
                                                                                                    ----------       ----------
    Average NAV per Share based on capstock transactions                                                 10.01             2.21

# Conversion ratio is based on the average price of the Emerging Countries Fund net change in capital share transactions.
+  Commenced operations on 5/28/2004.

     PRO-FORMA COMBINING THE STATEMENT OF OPERATIONS
     MARCH 31, 2004


                                                        EMERGING               EMERGING                           PRO-FORMA
                                                 MARKET OPPORTUNITIES         COUNTRIES                       COMBINED STATEMENT
                                                     PERIOD ENDED            PERIOD ENDED                        OF OPERATIONS
                                                    MARCH 31, 2004          MARCH 31, 2004    ADJUSTMENTS        (UNAUDITED)(a)
                                                 --------------------       --------------    -----------     ------------------
INVESTMENT INCOME
Dividends, net of foreign taxes*                 $                          $    1,629,869              0              1,629,869
Interest                                                                                --              0                     --
Securities Lending                                                                     387              0                    387
                                                 --------------------       --------------    -----------     ------------------
  Total Income                                                     --            1,630,256              0              1,630,256
                                                 --------------------       --------------    -----------     ------------------
EXPENSES
Advisory fee                                                                       476,282                               476,282
Accounting and administration fees                                                  58,166                                58,166
Custodian fees                                                                     113,938                               113,938
Transfer agent fees and expenses                                                    33,538                                33,538
Shareholder servicing fees                                                          95,368                                95,368
Administrative services                                                             92,982                                92,982
Professional fees                                                                   46,095                                46,095
Shareholder reporting                                                               27,798                                27,798
Registration fees                                                                   10,209                                10,209
Trustees' fees and expenses                                                          7,985                                 7,985
Interest and credit facility fee                                                     3,380                                 3,380
Insurance                                                                            3,685                                 3,685
Miscellaneous                                                                        8,684                                 8,684
                                                 --------------------       --------------    -----------     ------------------
  Total Expenses                                                   --              978,110             --                978,110
Expenses offset                                                                     (5,748)            --                 (5,748)
Expenses (reimbursed)/recouped                                     --              (63,282)                                   --
                                                 --------------------       --------------    -----------     ------------------
  Net Expenses                                                     --              909,080             --                 972,362
                                                 --------------------       --------------    -----------     ------------------
NET INVESTMENT INCOME (LOSS)                                       --              721,176             --                 721,176
                                                 --------------------       --------------    -----------     ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain (loss) from:
  Securities                                                                     9,812,536              0              9,812,536
  Foreign currency transactions                                    --              (56,936)             0                (56,936)
                                                 --------------------       --------------    -----------     ------------------
    Net realized gain (loss)                                       --            9,755,600              0              9,755,600
                                                 --------------------       --------------    -----------     ------------------
Change in unrealized  appreciation
  (depreciation) of:
  Investments                                                                   22,282,199              0             22,282,199
  Other assets and liabilities denominated
    in foreign currencies                                          --               39,039              0                 39,039
                                                 --------------------       --------------    -----------     ------------------
    Net unrealized appreciation (depreciation)                     --           22,321,238              0             22,321,238
                                                 --------------------       --------------    -----------     ------------------
NET GAIN (LOSS) ON INVESTMENTS                                     --           32,076,838              0             32,076,838
                                                 --------------------       --------------    -----------     ------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS               $                 --       $   32,798,014           -                32,798,014
                                                 --------------------       --------------    -----------     ------------------
  *Foreign taxes withheld                        $                 --       $      186,489                               186,489
                                                 --------------------       --------------    -----------     ------------------



   Average net assets                                                          619,760,891                           619,760,891

 FOOT NOTES
 a - Emerging Market Opportunities Fund did not commence operations until after 3/31/2004, so combined pro formas reflect only the operations of Emerging Countries Fund.

PRO FORMA SCHEDULE OF INVESTMENTS OF COMBINED FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                  EMERGING MARKETS OPPORTUNITIES FUND
                                                                            -----------------------------------------------
                                                                               NUMBER
                                                                             OF SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK  - 89.5%
-----------------------------------------------------------------------------------------------------------------------------
BRAZIL - 8.1%
All America Latina Logistica                                      *                       2,700 $                     56,097
Banco Bradesco S.A.                                               ADR                     1,800                       94,860
Banco Itau S.A.                                                   ADR                       400                       22,200
Companhia Brasileira de Distribuicao Grupo Pao de Acucar          ADR                     3,200                       63,968
Companhia de Bebidas das Americas                                 ADR                     3,100                       69,440
Companhia de Saneamento Basico do Estado de Sal Paulo                                   530,000                       24,845
Companhia Vale Do Rio Doce                                        ADR
Empresa Brasiliera de Aeronautica S.A.                            ADR
Natura Cosmeticos S.A.                                                                    4,200                       84,911
Petroleo Brasileiro S.A.                                          ADR                     1,500                       52,875
Tele Norte Leste Participacoes S.A.                               ADR                     2,900                       38,367
Telecelular Sul Participacoes S.A.                                ADR                     1,574                       22,461
Telesp Celular Participacoes S.A                                  ADR *                   7,600                       46,968
Uniao de Bancos Brasileiros S.A.                                  ADR
Votorantim Celulose e Papel S.A.                                  ADR                     1,400                       48,370
                                                                             -------------------  ---------------------------
                                                                                                                     625,362
                                                                             -------------------  ---------------------------

CHILE - 0.5%
Antofagasta PLC                                                                           1,881                       38,497
                                                                             -------------------  ---------------------------

CZECH REPUBLIC - 0.5%
Komercni Banka A.S.



INDIA - 1.2%
India Tabacco, Ltd.                                               GDR, 144A               3,900                       96,474
Satyam Computer Services, Ltd.                                    ADR                     5,200                      120,224
                                                                             -------------------  ---------------------------
                                                                                                                     216,698
                                                                             -------------------  ---------------------------
INDONESIA - 3.1%
Bank Central Asia PT                                                                    526,500                      114,956
Bank Mandiri                                                                            506,000                       80,098
Telekomunikasi TBK PT                                                                   226,000                      102,391
                                                                             -------------------  ---------------------------
                                                                                                                     297,445
                                                                             -------------------  ---------------------------
ISREAL- 0.8%
Agis Industries (1983), Ltd.                                                              2,573                       64,095
Bank Hapoalim, Ltd                                                                       15,045                       41,609
Teva Pharmaceutical Industrial, Ltd.                              ADR
                                                                             -------------------  ---------------------------
                                                                                                                     105,704
                                                                             -------------------  ---------------------------
MALAYSIA - 3.9%
AMMB Holdings Berhad                                              *                      87,500                       75,987
Commerce Asset-- Holding Berhad                                                          72,900                       86,329
Glomac Berhad                                                                            49,300                       22,963
IOI Corp. Berhad                                                                         28,000                       68,895
MK Land Holdings Berhad                                                                 120,900                       63,313
Tenaga Nasional Berhad
                                                                             -------------------  ---------------------------
                                                                                                                     317,487
                                                                             -------------------  ---------------------------
MEXICO - 6.9%
Cemex S.A. de CV                                                  ADR
Consorcio ARA S.A. de C.V.                                        *                      31,200                       88,928
Corporacion Geo S.A.-- Ser. B                                     *
Grupo Elektra S.A.                                                                       25,700                      172,423
Grupo Financiero Banorte S.A de C.V.                                                     16,600                       78,105
Grupo Financiero Inbursa S.A de C.V.                                                     31,676                       54,032
Grupo Mexico S.A.-- Ser. B                                        *                      27,571                      111,203
Grupo Telavisa S.A.                                               ADR                     1,900                      100,187
Industrias Penoles S.A. de C.V.                                                          15,400                       71,581
Telefonos de Mexico S.A. de CV (Telmex)                           ADR
                                                                             -------------------  ---------------------------
                                                                                                                     676,459
                                                                             -------------------  ---------------------------

PANAMA - 0.9%
Banco Latinoamericano de Exportaciones S.A.                                               5,200                       79,820
                                                                             -------------------  ---------------------------

PHILIPPINES - 1.0%
Philippine Long Distance Telephone Co.                            *                       3,500                       86,746
                                                                             -------------------  ---------------------------

POLAND - 1.1%
Bank Zachodni Wbk S.A.                                                                      897                       21,106
BRE Bank S.A.                                                     *                         678                       20,641
Orbis S.A.                                                                                3,105                       20,496
Softbank S.A.                                                     GDR *                   4,621                       33,133
Telekomunikacja Polska S.A.
                                                                             -------------------  ---------------------------
                                                                                                                      95,376
                                                                             -------------------  ---------------------------
REBUBLIC OF CHINA - 7.1%
Aluminum Corp. of China, Ltd.                                                           264,000                      170,966
China Mobile Hong Kong, Ltd.
China Mobile Hong Kong, Ltd.                                      ADR
China Petroleum & Chemical Corp.                                                        226,000                       92,017
Cosco Pacific Ltd.                                                                       58,000                       96,691
Denway Motors, Ltd.                                                                     232,000                       77,353
Huaneng Power International, Inc.-- Ser. H
Lee & Man Paper Manufacturing, Ltd.                                                      84,000                       63,554
Sinopec Shanghai Petrochem Cl. H                                                        268,000                      102,243
                                                                             -------------------  ---------------------------
                                                                                                                     602,824
                                                                             -------------------  ---------------------------
RUSSIAN FEDERATION - 3.2%
Irkutskenergo
LUKOIL Oil Co.                                                    ADR                       800                       99,200
North-West Telecom
RAO Unified Energy System--Reg                                     GDR                     1,481                       43,023
Red October
Sibirtelecom
Slavneft-Megionneftgas                                            *
Uralelektromed                                                    *
YUKOS Corp.                                                       ADR                     2,400                       38,640
                                                                             -------------------  ---------------------------
                                                                                                                     180,863
                                                                             -------------------  ---------------------------
SINGAPORE - 0.2%
Hi-P International, Ltd.                                                                148,000                      150,321
                                                                             -------------------  ---------------------------

SOUTH AFRICA - 12.9%
African Bank Investment, Ltd.                                                            57,399                      115,153
Anglo American PLC
Edgar Consolidated Stores, Ltd.                                                           3,496                      102,051
Ellerine Holdings, Ltd.                                                                   9,961                       61,858
FirstRand                                                                                34,569                       64,707
Foshini, Ltd.                                                                             8,640                       38,096
Gold Fields, Ltd.                                                                         1,217                       16,446
Harmony Gold Mining Co., Ltd.                                                             1,770                       24,083
Harmony Gold Mining Co., Ltd.                                     ADR                     6,100                       83,082
Impala Platinum Holdings, Ltd.                                                            1,155                       92,578
Kumba Resources, Ltd.                                                                    27,103                      164,292
Metropolitan Holdings, Ltd.                                                              42,258                       57,432
Mvelephanda Resources, Ltd.                                       *                      22,445                       65,168
Old Mutual PLC
Pretoria Portland Cement Co., Ltd.                                                        3,717                      103,904
Reunert, Ltd.                                                                            14,450                       62,263
Sanlam, Ltd.                                                                             21,461                       36,326
Sasol, Ltd.                                                                               8,186                      152,342
                                                                             -------------------  ---------------------------
                                                                                                                   1,239,781
                                                                             -------------------  ---------------------------

                                                                                             EMERGING COUNTRIES FUND
                                                                             -----------------------------------------------------
                                                                                       NUMBER
                                                                                     OF SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK  - 89.5%
----------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 8.1%
All America Latina Logistica                                      *                                     $
Banco Bradesco S.A.                                               ADR                             8,500                   447,950
Banco Itau S.A.                                                   ADR                             6,000                   333,000
Companhia Brasileira de Distribuicao Grupo Pao de Acucar          ADR                            14,800                   295,852
Companhia de Bebidas das Americas                                 ADR                            22,400                   501,760
Companhia de Saneamento Basico do Estado de Sal Paulo                                         3,990,000                   187,037
Companhia Vale Do Rio Doce                                        ADR                            11,400                   219,450
Empresa Brasiliera de Aeronautica S.A.                            ADR                             7,100                   187,440
Natura Cosmeticos S.A.
Petroleo Brasileiro S.A.                                          ADR                            48,000                 1,647,045
Tele Norte Leste Participacoes S.A.                               ADR                            30,100                   398,223
Telecelular Sul Participacoes S.A.                                ADR                            11,722                   167,273
Telesp Celular Participacoes S.A                                  ADR *                          57,000                   352,260
Uniao de Bancos Brasileiros S.A.                                  ADR                            13,900                   336,797
Votorantim Celulose e Papel S.A.                                  ADR                            10,500                   362,775
                                                                             ---------------------------  ------------------------
                                                                                                                        5,436,862
                                                                             ---------------------------  ------------------------

CHILE - 0.5%
Antofagasta PLC                                                                                  14,800                   302,897
                                                                             ---------------------------  ------------------------

CZECH REPUBLIC - 0.5%
Komercni Banka A.S.                                                                               3,288                   367,149
                                                                             ---------------------------  ------------------------
                                                                             ---------------------------  ------------------------

INDIA - 1.2%
India Tabacco, Ltd.                                               GDR, 144A                      28,800                   712,426
Satyam Computer Services, Ltd.                                    ADR
                                                                             ---------------------------  ------------------------
                                                                                                                          712,426
                                                                             ---------------------------  ------------------------
INDONESIA - 3.1%
Bank Central Asia PT                                                                          3,394,200                   741,092
Bank Mandiri                                                                                  3,273,100                   518,122
Telekomunikasi TBK PT                                                                         1,795,400                   813,418
                                                                             ---------------------------  ------------------------
                                                                                                                        2,072,632
                                                                             ---------------------------  ------------------------
ISREAL- 0.8%
Agis Industries (1983), Ltd.
Bank Hapoalim, Ltd
Teva Pharmaceutical Industrial, Ltd.                              ADR                            19,200                   498,240
                                                                             ---------------------------  ------------------------
                                                                                                                          498,240
                                                                             ---------------------------  ------------------------
MALAYSIA - 3.9%
AMMB Holdings Berhad                                              *                             687,120                   596,710
Commerce Asset-- Holding Berhad                                                                 532,300                   630,355
Glomac Berhad
IOI Corp. Berhad                                                                                257,000                   632,355
MK Land Holdings Berhad
Tenaga Nasional Berhad                                                                          266,100                   770,289
                                                                             ---------------------------  ------------------------
                                                                                                                        2,629,709
                                                                             ---------------------------  ------------------------
MEXICO - 6.9%
Cemex S.A. de CV                                                  ADR                            13,400                   377,076
Consorcio ARA S.A. de C.V.                                        *
Corporacion Geo S.A.-- Ser. B                                     *                             233,000                   336,141
Grupo Elektra S.A.                                                                              221,000                 1,482,701
Grupo Financiero Banorte S.A de C.V.
Grupo Financiero Inbursa S.A de C.V.
Grupo Mexico S.A.-- Ser. B                                        *
Grupo Telavisa S.A.                                               ADR                            10,500                   553,665
Industrias Penoles S.A. de C.V.
Telefonos de Mexico S.A. de CV (Telmex)                           ADR                            54,600                 1,761,942
                                                                             ---------------------------  ------------------------
                                                                                                                        4,511,525
                                                                             ---------------------------  ------------------------

PANAMA - 0.9%
Banco Latinoamericano de Exportaciones S.A.                                                      38,900                   597,115
                                                                             ---------------------------  ------------------------

PHILIPPINES - 1.0%
Philippine Long Distance Telephone Co.                            *                              27,400                   679,097
                                                                             ---------------------------  ------------------------

POLAND - 1.1%
Bank Zachodni Wbk S.A.                                                                            6,687                   157,346
BRE Bank S.A.                                                     *                               5,788                   176,210
Orbis S.A.                                                                                       23,977                   158,271
Softbank S.A.                                                     GDR *                          15,297                   109,680
Telekomunikacja Polska S.A.                                                                      27,300                   118,066
                                                                             ---------------------------  ------------------------
                                                                                                                          719,573
                                                                             ---------------------------  ------------------------
REBUBLIC OF CHINA - 7.1%
Aluminum Corp. of China, Ltd.                                                                 1,988,000                 1,287,424
China Mobile Hong Kong, Ltd.                                                                    290,300                   880,425
China Mobile Hong Kong, Ltd.                                      ADR                            22,400                   342,720
China Petroleum & Chemical Corp.                                                              2,651,600                 1,079,607
Cosco Pacific Ltd.
Denway Motors, Ltd.                                                                           1,716,000                   572,143
Huaneng Power International, Inc.-- Ser. H                                                      714,400                   577,160
Lee & Man Paper Manufacturing, Ltd.
Sinopec Shanghai Petrochem Cl. H
                                                                             ---------------------------  ------------------------
                                                                                                                        4,739,479
                                                                             ---------------------------  ------------------------
RUSSIAN FEDERATION - 3.2%
Irkutskenergo                                                                                   948,876                   184,794
LUKOIL Oil Co.                                                    ADR                             5,500                   682,000
North-West Telecom                                                                              221,404                   112,473
RAO Unified Energy System--Reg                                     GDR                             7,264                   211,019
Red October                                                                                       1,582                     9,848
Sibirtelecom                                                                                  2,609,410                   129,688
Slavneft-Megionneftgas                                            *                               9,100                   184,275
Uralelektromed                                                    *                               1,582                    91,756
YUKOS Corp.                                                       ADR                            38,114                   613,635
                                                                             ---------------------------  ------------------------
                                                                                                                        2,219,488
                                                                             ---------------------------  ------------------------
SINGAPORE - 0.2%
Hi-P International, Ltd.
                                                                             ---------------------------  ------------------------

SOUTH AFRICA - 12.9%
African Bank Investment, Ltd.                                                                   425,565                   853,759
Anglo American PLC                                                                               91,427                 2,174,480
Edgar Consolidated Stores, Ltd.                                                                  26,584                   776,006
Ellerine Holdings, Ltd.
FirstRand                                                                                       244,567                   457,784
Foshini, Ltd.                                                                                    38,173                   168,315
Gold Fields, Ltd.                                                                                28,000                   378,378
Harmony Gold Mining Co., Ltd.
Harmony Gold Mining Co., Ltd.                                     ADR                            60,226                   820,278
Impala Platinum Holdings, Ltd.
Kumba Resources, Ltd.                                                                           162,500                   985,039
Metropolitan Holdings, Ltd.                                                                     149,498                   203,179
Mvelephanda Resources, Ltd.                                       *
Old Mutual PLC                                                                                  101,582                   208,341
Pretoria Portland Cement Co., Ltd.
Reunert, Ltd.                                                                                    40,769                   175,669
Sanlam, Ltd.
Sasol, Ltd.                                                                                      68,100                 1,267,344
                                                                             ---------------------------  ------------------------
                                                                                                                        8,468,572
                                                                             ---------------------------  ------------------------


                                                                        ADJUSTMENTS              COMBINED FUNDS PROFORMA
                                                                                      --------------------------------------------
                                                                                         NUMBER
                                                                                        OF SHARES            VALUE
----------------------------------------------------------------------                --------------------------------------------
COMMON STOCK  - 89.5%
----------------------------------------------------------------------                --------------------------------------------
BRAZIL - 8.1%
All America Latina Logistica                                      *                                  2,700                 56,097
Banco Bradesco S.A.                                               ADR                               10,300                542,810
Banco Itau S.A.                                                   ADR                                6,400                355,200
Companhia Brasileira de Distribuicao Grupo Pao de Acucar          ADR                               18,000                359,820
Companhia de Bebidas das Americas                                 ADR                               25,500                571,200
Companhia de Saneamento Basico do Estado de Sal Paulo                                            4,520,000                211,882
Companhia Vale Do Rio Doce                                        ADR                               11,400                219,450
Empresa Brasiliera de Aeronautica S.A.                            ADR                                7,100                187,440
Natura Cosmeticos S.A.                                                                               4,200                 84,911
Petroleo Brasileiro S.A.                                          ADR                               49,500              1,699,920
Tele Norte Leste Participacoes S.A.                               ADR                               33,000                436,590
Telecelular Sul Participacoes S.A.                                ADR                               13,296                189,734
Telesp Celular Participacoes S.A                                  ADR *                             64,600                399,228
Uniao de Bancos Brasileiros S.A.                                  ADR                               13,900                336,797
Votorantim Celulose e Papel S.A.                                  ADR                               11,900                411,145
                                                                                      ---------------------  ---------------------
                                                                                                                        6,062,224
                                                                                      ---------------------  ---------------------

CHILE - 0.5%
Antofagasta PLC                                                                                     16,681                341,394
                                                                                      ---------------------  ---------------------

CZECH REPUBLIC - 0.5%
Komercni Banka A.S.                                                                                  3,288                367,149
                                                                                      ---------------------  ---------------------
                                                                                      ---------------------  ---------------------

INDIA - 1.2%
India Tabacco, Ltd.                                               GDR, 144A                         32,700                808,900
Satyam Computer Services, Ltd.                                    ADR                                5,200                120,224
                                                                                      ---------------------  ---------------------
                                                                                                                          929,124
                                                                                      ---------------------  ---------------------
INDONESIA - 3.1%
Bank Central Asia PT                                                                             3,920,700                856,048
Bank Mandiri                                                                                     3,779,100                598,220
Telekomunikasi TBK PT                                                                            2,021,400                915,809
                                                                                      ---------------------  ---------------------
                                                                                                                        2,370,077
                                                                                      ---------------------  ---------------------
ISREAL- 0.8%
Agis Industries (1983), Ltd.                                                                         2,573                 64,095
Bank Hapoalim, Ltd                                                                                  15,045                 41,609
Teva Pharmaceutical Industrial, Ltd.                              ADR                               19,200                498,240
                                                                                      ---------------------  ---------------------
                                                                                                                          603,944
                                                                                      ---------------------  ---------------------
MALAYSIA - 3.9%
AMMB Holdings Berhad                                              *                                774,620                672,697
Commerce Asset-- Holding Berhad                                                                    605,200                716,684
Glomac Berhad                                                                                       49,300                 22,963
IOI Corp. Berhad                                                                                   285,000                701,250
MK Land Holdings Berhad                                                                            120,900                 63,313
Tenaga Nasional Berhad                                                                             266,100                770,289
                                                                                      ---------------------  ---------------------
                                                                                                                        2,947,196
                                                                                      ---------------------  ---------------------
MEXICO - 6.9%
Cemex S.A. de CV                                                  ADR                               13,400                377,076
Consorcio ARA S.A. de C.V.                                        *                                 31,200                 88,928
Corporacion Geo S.A.-- Ser. B                                     *                                233,000                336,141
Grupo Elektra S.A.                                                                                 246,700              1,655,124
Grupo Financiero Banorte S.A de C.V.                                                                16,600                 78,105
Grupo Financiero Inbursa S.A de C.V.                                                                31,676                 54,032
Grupo Mexico S.A.-- Ser. B                                        *                                 27,571                111,203
Grupo Telavisa S.A.                                               ADR                               12,400                653,852
Industrias Penoles S.A. de C.V.                                                                     15,400                 71,581
Telefonos de Mexico S.A. de CV (Telmex)                           ADR                               54,600              1,761,942
                                                                                      ---------------------  ---------------------
                                                                                                                        5,187,984
                                                                                      ---------------------  ---------------------
                                                                                                         0                      0
PANAMA - 0.9%                                                                                            0                      0
Banco Latinoamericano de Exportaciones S.A.                                                         44,100                676,935
                                                                                      ---------------------  ---------------------

PHILIPPINES - 1.0%
Philippine Long Distance Telephone Co.                            *                                 30,900                765,843
                                                                                      ---------------------  ---------------------

POLAND - 1.1%
Bank Zachodni Wbk S.A.                                                                               7,584                178,452
BRE Bank S.A.                                                     *                                  6,466                196,851
Orbis S.A.                                                                                          27,082                178,767
Softbank S.A.                                                     GDR *                             19,918                142,813
Telekomunikacja Polska S.A.                                                                         27,300                118,066
                                                                                      ---------------------  ---------------------
                                                                                                                          814,949
                                                                                      ---------------------  ---------------------
REBUBLIC OF CHINA - 7.1%
Aluminum Corp. of China, Ltd.                                                                    2,252,000              1,458,390
China Mobile Hong Kong, Ltd.                                                                       290,300                880,425
China Mobile Hong Kong, Ltd.                                      ADR                               22,400                342,720
China Petroleum & Chemical Corp.                                                                 2,877,600              1,171,624
Cosco Pacific Ltd.                                                                                  58,000                 96,691
Denway Motors, Ltd.                                                                              1,948,000                649,496
Huaneng Power International, Inc.-- Ser. H                                                         714,400                577,160
Lee & Man Paper Manufacturing, Ltd.                                                                 84,000                 63,554
Sinopec Shanghai Petrochem Cl. H                                                                   268,000                102,243
                                                                                      ---------------------  ---------------------
                                                                                                                        5,342,303
                                                                                      ---------------------  ---------------------
RUSSIAN FEDERATION - 3.2%                                                                                0                      0
Irkutskenergo                                                                                      948,876                184,794
LUKOIL Oil Co.                                                    ADR                                6,300                781,200
North-West Telecom                                                                                 221,404                112,473
RAO Unified Energy System--Reg                                     GDR                                8,745                254,042
Red October                                                                                          1,582                  9,848
Sibirtelecom                                                                                     2,609,410                129,688
Slavneft-Megionneftgas                                            *                                  9,100                184,275
Uralelektromed                                                    *                                  1,582                 91,756
YUKOS Corp.                                                       ADR                               40,514                652,275
                                                                                      ---------------------  ---------------------
                                                                                                                        2,400,351
                                                                                      ---------------------  ---------------------
SINGAPORE - 0.2%
Hi-P International, Ltd.                                                                           148,000                150,321
                                                                                      ---------------------  ---------------------

SOUTH AFRICA - 12.9%
African Bank Investment, Ltd.                                                                      482,964                968,912
Anglo American PLC                                                                                  91,427              2,174,480
Edgar Consolidated Stores, Ltd.                                                                     30,080                878,057
Ellerine Holdings, Ltd.                                                                              9,961                 61,858
FirstRand                                                                                          279,136                522,491
Foshini, Ltd.                                                                                       46,813                206,411
Gold Fields, Ltd.                                                                                   29,217                394,824
Harmony Gold Mining Co., Ltd.                                                                        1,770                 24,083
Harmony Gold Mining Co., Ltd.                                     ADR                               66,326                903,360
Impala Platinum Holdings, Ltd.                                                                       1,155                 92,578
Kumba Resources, Ltd.                                                                              189,603              1,149,331
Metropolitan Holdings, Ltd.                                                                        191,756                260,611
Mvelephanda Resources, Ltd.                                       *                                 22,445                 65,168
Old Mutual PLC                                                                                     101,582                208,341
Pretoria Portland Cement Co., Ltd.                                                                   3,717                103,904
Reunert, Ltd.                                                                                       55,219                237,932
Sanlam, Ltd.                                                                                        21,461                 36,326
Sasol, Ltd.                                                                                         76,286              1,419,686
                                                                                      ---------------------  ---------------------
                                                                                                                        9,708,353
                                                                                      ---------------------  ---------------------


                                                                                  EMERGING MARKETS OPPORTUNITIES FUND
                                                                            -----------------------------------------------
                                                                               NUMBER
                                                                             OF SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 18.0%
Hynix Semiconductor Inc.                                          *
Hyundai Motor Co.                                                 GDR, 144A               6,300                      144,396
Hyundai Motor Co., Ltd.
Kookmin Bank                                                      *
Kookmin Bank-- Spon.                                              ADR *
LG Electronics, Inc.
LG Home Shopping, Inc.                                                                    2,340                       90,328
Ncsoft Corp.                                                      *
NHN Corp.
Pohang Iron & Steel Co., Ltd.
POSCO                                                             ADR                     2,700                      102,195
Samsung Electronics Co., Ltd.
Samsung Electronics Co., Ltd.                                     GDR, 144A
Shinhan Financial Group Co.                                       ADR *                   3,400                      117,640
Shinhan Financial Group Co.,  Ltd.
Shinsegae Co., Ltd.
SK Telecom Co., Ltd
SK Telecom Co., Ltd                                               ADR                     4,000                       77,800
                                                                             -------------------  ---------------------------
                                                                                                                     532,359
                                                                             -------------------  ---------------------------
TAIWAN - 13.4%
Acer, Inc.                                                                               62,000                       83,956
Asustek Computer, Inc.                                            GDR, 144A              66,164                      142,914
Benq Corp.
Cathay Financial Holding Co., Ltd.                                                       55,000                      103,621
Chinatrust Financial Holding
Compeq Manufacturing Co., Ltd.                                    *                     301,000                       98,354
Eva Airways Corp.                                                                       316,723                      123,072
Formosa Plastic Corp.
Fubon Financial Holding Corp.                                                            84,000                       77,150
Largan Precision Co., Ltd.                                                                8,700                       61,210
Nanya Technology Corp.                                            *                       5,000                        4,136
Optimax Technology Corp.                                                                 40,431                       91,050
Phoenix Precision Tech Corp.                                                            199,989                       91,841
Powerchip Semiconductor Corp.                                     GDR, 144A *            11,600                       84,680
Siliconware Precision Industries Co.                                                    190,700                      130,801
Taiwan Semiconductor Manufacturing Co., Ltd
Taiwan Styrene Monomer Corp.                                                             87,000                       63,771
United Microelectronics Corp.                                     *
Yuanta Core Pacific Securities Co., Ltd.                          *                     173,000                      122,225
                                                                             -------------------  ---------------------------
                                                                                                                   1,278,781
                                                                             -------------------  ---------------------------
THAILAND - 2.6%
Advanced Info Services PCL                                                               43,500                      105,009
Krung Thai Bank, Ltd.                                                                   461,700                       90,278
Quality Houses Public Co., Ltd.
                                                                             -------------------  ---------------------------
                                                                                                                     195,287
                                                                             -------------------  ---------------------------
TURKEY - 2.9%
Aksigorta A.S.                                                                       10,144,000                       32,342
Arcelik A.S.                                                      *
Haci Omer Sabanci Holding                                                             7,358,000                       26,392
Hurriyet Gazetecilik ve Matbaacilik A.S.                                             27,353,500                       49,511
Turk Otomobil Fabrikasi A.S.                                      *
Turkiye Garanti Bankasi A.S.                                      *                  21,367,000                       71,673
Yapi ve Kredi Bankasi A.S.                                        *
                                                                             -------------------  ---------------------------
                                                                                                                     179,918
                                                                             -------------------  ---------------------------
UNITED KINGDOM - 1.1%
BHP Billiton, Ltd.
                                                                             -------------------  ---------------------------

UNITED STATES - 0.1%
NII Holdings, Inc. Cl. B                                          *                       1,900                       78,299
                                                                             -------------------  ---------------------------


TOTAL COMMON STOCK                                                                                                 6,978,027
                                                                             ===================  ===========================
(COST EMERGING COUNTRIES : $50,672,782)
(COST EMERGING MARKETS OPPORTUNTIES : $6,513,926)

                                                                              PRICIPAL
                                                                               AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 4.5%
-----------------------------------------------------------------------------------------------------------------------------
BRAZIL - 3.7%
All America Latina Logistica
Banco Bradesco S.A
Braskem S.A. Cl. A                                                *                   2,180,000                       72,590
Caemi Mineracao E Metal                                           *                     210,000                      132,214
Companhia Energetica de Minas Gerais                                                    900,000                       18,951
Suzano Bahia Sul Papel e Celulose S.A.                                                   11,201                       46,426
Tele Sudeste Celular Participacoes S.A.                                               9,600,000                       24,277
Telemar Norte Leste S.A.                                                                  1,700                       30,028
Ultrapar Participacoes S.A.                                                           1,500,000                       24,129
Usinas Siderurgicas de Minas Gerais-- Ser A                                               4,400                       68,178
                                                                             -------------------  ---------------------------
                                                                                                                     416,793
                                                                             -------------------  ---------------------------
RUSSIAN FEDERATION - 0.4%
Transneft
                                                                             -------------------  ---------------------------

SOUTH KOREA - 0.4%
Hyundai Motor Co., Ltd
                                                                             -------------------  ---------------------------

TOTAL PREFERRED STOCK                                                                         0                      416,793
                                                                             ===================  ===========================
(COST EMERGING COUNTRIES : $1,413,279)
(COST EMERGING MARKETS OPPORTUNTIES : $275,659)

                                                                              PRICIPAL
                                                                               AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
EQUITY-LINKED SECURITIES - 4.3%
-----------------------------------------------------------------------------------------------------------------------------
INDIA - 1.9%
UBS AG Bharat Petroleum Corp.                                                             8,408                       64,708
UBS AG London Bharat Petroleum Corp.
UBS AG Satyam Computers Services, Ltd.-- 01/10/05
                                                                             -------------------  ---------------------------
                                                                                                                      64,708
                                                                             -------------------  ---------------------------
SOUTH KOREA - 1.7%
Credit Suisse FB Hyundai Department Store Co., Ltd.-- 01/17/05                            3,010                       84,954
Credit Suisse FB Kangwon Land, Inc.-- 09/22/06                    *                       7,840                       84,429
Credit Suisse FB Kia Motors Corp.-- 09/02/05                      *                      10,420                       95,916
Credit Suisse FB LG Electronics, Inc.-- 05/06/05                                          1,870                      107,506
Credit Suisse FB NHN Corp.-- 03/26/07                             *                         910                       76,103
Credit Suisse FB Shinsegae Co.-- 07/05/05                         *                         330                       87,838
UBS AG-- Top Engineering Co., Ltd.                                                        7,225                       55,531
UBS AG Daegu Bank                                                                        15,640                       89,101
UBS AG Halla Climate Control Corp.                                                       11,530                      104,139
UBS AG Hynix Semiconductor, Inc.                                                         11,830                      107,878
UBS AG Interflex Co., Ltd.-- 05/27/05                                                     3,661                       76,621
UBS AG KH Vatec Co., Ltd.                                                                 1,897                       44,728
UBS AG Ncsoft Corp.-- 05/27/05                                                            1,020                       83,886
UBS Samsung Electro-Mechanics Co., Ltd.                                                   6,640                      170,110
                                                                             -------------------  ---------------------------
                                                                                                                   1,268,740
                                                                             -------------------  ---------------------------
TAIWAN - 0.7%
Credit Suisse FB United Microelectronics Corp.-- 01/26/07
                                                                             -------------------  ---------------------------

TOTAL EQUITY-LINKED SECURITIES                                                                                     1,333,448
                                                                             ===================  ===========================
(COST EMERGING COUNTRIES : $1,574,222)
(COST EMERGING MARKETS OPPORTUNTIES : $1,397,781)

                                                                                           EMERGING COUNTRIES FUND
                                                                           ------------------------------------------------------
                                                                               NUMBER
                                                                             OF SHARES                       VALUE
---------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 18.0%
Hynix Semiconductor Inc.                                          *                              73,450                   669,757
Hyundai Motor Co.                                                 GDR, 144A
Hyundai Motor Co., Ltd.                                                                          22,760                 1,049,549
Kookmin Bank                                                      *                              15,848                   501,658
Kookmin Bank-- Spon.                                              ADR *                          10,600                   337,504
LG Electronics, Inc.                                                                             14,220                   817,511
LG Home Shopping, Inc.                                                                           18,179                   701,743
Ncsoft Corp.                                                      *                               8,958                   736,711
NHN Corp.                                                                                         7,289                   609,579
Pohang Iron & Steel Co., Ltd.                                                                     5,140                   765,532
POSCO                                                             ADR
Samsung Electronics Co., Ltd.                                                                     9,217                 3,665,989
Samsung Electronics Co., Ltd.                                     GDR, 144A                       2,000                   396,000
Shinhan Financial Group Co.                                       ADR *
Shinhan Financial Group Co.,  Ltd.                                                               60,120                 1,038,982
Shinsegae Co., Ltd.                                                                               3,440                   915,640
SK Telecom Co., Ltd                                                                               1,830                   278,910
SK Telecom Co., Ltd                                               ADR                            29,500                   573,775
                                                                             ---------------------------  ------------------------
                                                                                                                       13,058,840
                                                                             ---------------------------  ------------------------
TAIWAN - 13.4%
Acer, Inc.
Asustek Computer, Inc.                                            GDR, 144A                     502,137                 1,084,616
Benq Corp.                                                                                      251,900                   261,021
Cathay Financial Holding Co., Ltd.                                                              545,000                 1,026,788
Chinatrust Financial Holding                                                                    621,986                   670,141
Compeq Manufacturing Co., Ltd.                                    *                           1,815,000                   593,067
Eva Airways Corp.
Formosa Plastic Corp.                                                                           417,534                   651,437
Fubon Financial Holding Corp.                                                                   610,000                   560,259
Largan Precision Co., Ltd.                                                                       33,220                   233,723
Nanya Technology Corp.                                            *                              19,690                    16,288
Optimax Technology Corp.                                                                        255,396                   575,149
Phoenix Precision Tech Corp.                                                                    907,104                   416,568
Powerchip Semiconductor Corp.                                     GDR, 144A *
Siliconware Precision Industries Co.                                                          1,093,400                   749,962
Taiwan Semiconductor Manufacturing Co., Ltd                                                     754,888                   962,221
Taiwan Styrene Monomer Corp.                                                                    567,400                   415,904
United Microelectronics Corp.                                     *                           1,031,342                   622,388
Yuanta Core Pacific Securities Co., Ltd.                          *
                                                                             ---------------------------  ------------------------
                                                                                                                        8,839,532
                                                                             ---------------------------  ------------------------
THAILAND - 2.6%
Advanced Info Services PCL                                                                      412,800                   996,500
Krung Thai Bank, Ltd.                                                                         3,655,900                   714,853
Quality Houses Public Co., Ltd.                                                               1,261,830                    36,248
                                                                             ---------------------------  ------------------------
                                                                                                                        1,747,601
                                                                             ---------------------------  ------------------------
TURKEY - 2.9%
Aksigorta A.S.                                                                               74,091,500                   236,227
Arcelik A.S.                                                      *                          31,008,000                   181,249
Haci Omer Sabanci Holding                                                                    57,477,800                   206,164
Hurriyet Gazetecilik ve Matbaacilik A.S.                                                    213,665,010                   386,740
Turk Otomobil Fabrikasi A.S.                                      *                         131,445,907                   314,318
Turkiye Garanti Bankasi A.S.                                      *                         158,977,000                   533,267
Yapi ve Kredi Bankasi A.S.                                        *                          63,682,800                   167,085
                                                                             ---------------------------  ------------------------
                                                                                                                        2,025,050
                                                                             ---------------------------  ------------------------
UNITED KINGDOM - 1.1%
BHP Billiton, Ltd.                                                                               77,800                   817,050
                                                                             ---------------------------  ------------------------

UNITED STATES - 0.1%
NII Holdings, Inc. Cl. B                                          *
                                                                             ---------------------------  ------------------------


TOTAL COMMON STOCK                                                                                                     60,442,837
                                                                             ===========================  ========================
(COST EMERGING COUNTRIES : $50,672,782)
(COST EMERGING MARKETS OPPORTUNTIES : $6,513,926)

                                                                                      PRICIPAL
                                                                                       AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 4.5%
----------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 3.7%
All America Latina Logistica                                                                     21,100                   438,384
Banco Bradesco S.A                                                                                6,263                   330,127
Braskem S.A. Cl. A                                                *                          14,570,000                   485,157
Caemi Mineracao E Metal                                           *                             338,000                   212,802
Companhia Energetica de Minas Gerais                                                          8,400,000                   176,873
Suzano Bahia Sul Papel e Celulose S.A.
Tele Sudeste Celular Participacoes S.A.                                                      63,800,000                   161,341
Telemar Norte Leste S.A.
Ultrapar Participacoes S.A.
Usinas Siderurgicas de Minas Gerais-- Ser A                                                      33,700                   522,179
                                                                             ---------------------------  ------------------------
                                                                                                                        2,326,863
                                                                             ---------------------------  ------------------------
RUSSIAN FEDERATION - 0.4%
Transneft                                                                                           360                   321,480
                                                                             ---------------------------  ------------------------

SOUTH KOREA - 0.4%
Hyundai Motor Co., Ltd                                                                           12,230                   316,504
                                                                             ---------------------------  ------------------------

TOTAL PREFERRED STOCK                                                                            12,590                 2,964,847
                                                                             ===========================  ========================
(COST EMERGING COUNTRIES : $1,413,279)
(COST EMERGING MARKETS OPPORTUNTIES : $275,659)


                                                                                      PRICIPAL
                                                                                       AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
EQUITY-LINKED SECURITIES - 4.3%
----------------------------------------------------------------------------------------------------------------------------------
INDIA - 1.9%
UBS AG Bharat Petroleum Corp.
UBS AG London Bharat Petroleum Corp.                                                             63,934                   492,036
UBS AG Satyam Computers Services, Ltd.-- 01/10/05                                               108,543                   890,487
                                                                             ---------------------------  ------------------------
                                                                                                                        1,382,523
                                                                             ---------------------------  ------------------------
SOUTH KOREA - 1.7%
Credit Suisse FB Hyundai Department Store Co., Ltd.-- 01/17/05
Credit Suisse FB Kangwon Land, Inc.-- 09/22/06                    *
Credit Suisse FB Kia Motors Corp.-- 09/02/05                      *
Credit Suisse FB LG Electronics, Inc.-- 05/06/05
Credit Suisse FB NHN Corp.-- 03/26/07                             *
Credit Suisse FB Shinsegae Co.-- 07/05/05                         *
UBS AG-- Top Engineering Co., Ltd.
UBS AG Daegu Bank
UBS AG Halla Climate Control Corp.
UBS AG Hynix Semiconductor, Inc.
UBS AG Interflex Co., Ltd.-- 05/27/05
UBS AG KH Vatec Co., Ltd.
UBS AG Ncsoft Corp.-- 05/27/05
UBS Samsung Electro-Mechanics Co., Ltd.
                                                                             ---------------------------  ------------------------
                                                                                                                                -
                                                                             ---------------------------  ------------------------
TAIWAN - 0.7%
Credit Suisse FB United Microelectronics Corp.-- 01/26/07                                       872,467                   526,097
                                                                             ---------------------------  ------------------------

TOTAL EQUITY-LINKED SECURITIES                                                                                          1,908,620
                                                                             ===========================  ========================
(COST EMERGING COUNTRIES : $1,574,222)
(COST EMERGING MARKETS OPPORTUNTIES : $1,397,781)


                                                                        ADJUSTMENTS              COMBINED FUNDS PROFORMA
                                                                                      --------------------------------------------
                                                                                         NUMBER
                                                                                        OF SHARES            VALUE
----------------------------------------------------------------------                --------------------------------------------
SOUTH KOREA - 18.0%
Hynix Semiconductor Inc.                                          *                                 73,450                669,757
Hyundai Motor Co.                                                 GDR, 144A                          6,300                144,396
Hyundai Motor Co., Ltd.                                                                             22,760              1,049,549
Kookmin Bank                                                      *                                 15,848                501,658
Kookmin Bank-- Spon.                                              ADR *                             10,600                337,504
LG Electronics, Inc.                                                                                14,220                817,511
LG Home Shopping, Inc.                                                                              20,519                792,071
Ncsoft Corp.                                                      *                                  8,958                736,711
NHN Corp.                                                                                            7,289                609,579
Pohang Iron & Steel Co., Ltd.                                                                        5,140                765,532
POSCO                                                             ADR                                2,700                102,195
Samsung Electronics Co., Ltd.                                                                        9,217              3,665,989
Samsung Electronics Co., Ltd.                                     GDR, 144A                          2,000                396,000
Shinhan Financial Group Co.                                       ADR *                              3,400                117,640
Shinhan Financial Group Co.,  Ltd.                                                                  60,120              1,038,982
Shinsegae Co., Ltd.                                                                                  3,440                915,640
SK Telecom Co., Ltd                                                                                  1,830                278,910
SK Telecom Co., Ltd                                               ADR                               33,500                651,575
                                                                                      ---------------------  ---------------------
                                                                                                                       13,591,199
                                                                                      ---------------------  ---------------------
TAIWAN - 13.4%
Acer, Inc.                                                                                          62,000                 83,956
Asustek Computer, Inc.                                            GDR, 144A                        568,301              1,227,530
Benq Corp.                                                                                         251,900                261,021
Cathay Financial Holding Co., Ltd.                                                                 600,000              1,130,409
Chinatrust Financial Holding                                                                       621,986                670,141
Compeq Manufacturing Co., Ltd.                                    *                              2,116,000                691,421
Eva Airways Corp.                                                                                  316,723                123,072
Formosa Plastic Corp.                                                                              417,534                651,437
Fubon Financial Holding Corp.                                                                      694,000                637,409
Largan Precision Co., Ltd.                                                                          41,920                294,933
Nanya Technology Corp.                                            *                                 24,690                 20,424
Optimax Technology Corp.                                                                           295,827                666,199
Phoenix Precision Tech Corp.                                                                     1,107,093                508,409
Powerchip Semiconductor Corp.                                     GDR, 144A *                       11,600                 84,680
Siliconware Precision Industries Co.                                                             1,284,100                880,763
Taiwan Semiconductor Manufacturing Co., Ltd                                                        754,888                962,221
Taiwan Styrene Monomer Corp.                                                                       654,400                479,675
United Microelectronics Corp.                                     *                              1,031,342                622,388
Yuanta Core Pacific Securities Co., Ltd.                          *                                173,000                122,225
                                                                                      ---------------------  ---------------------
                                                                                                                       10,118,313
                                                                                      ---------------------  ---------------------
THAILAND - 2.6%
Advanced Info Services PCL                                                                         456,300              1,101,509
Krung Thai Bank, Ltd.                                                                            4,117,600                805,131
Quality Houses Public Co., Ltd.                                                                  1,261,830                 36,248
                                                                                      ---------------------  ---------------------
                                                                                                                        1,942,888
                                                                                      ---------------------  ---------------------
TURKEY - 2.9%
Aksigorta A.S.                                                                                  84,235,500                268,569
Arcelik A.S.                                                      *                             31,008,000                181,249
Haci Omer Sabanci Holding                                                                       64,835,800                232,556
Hurriyet Gazetecilik ve Matbaacilik A.S.                                                       241,018,510                436,251
Turk Otomobil Fabrikasi A.S.                                      *                            131,445,907                314,318
Turkiye Garanti Bankasi A.S.                                      *                            180,344,000                604,940
Yapi ve Kredi Bankasi A.S.                                        *                             63,682,800                167,085
                                                                                      ---------------------  ---------------------
                                                                                                                        2,204,968
                                                                                      ---------------------  ---------------------
UNITED KINGDOM - 1.1%
BHP Billiton, Ltd.                                                                                  77,800                817,050
                                                                                      ---------------------  ---------------------

UNITED STATES - 0.1%
NII Holdings, Inc. Cl. B                                          *                                  1,900                 78,299
                                                                                      ---------------------  ---------------------


TOTAL COMMON STOCK                                                                                                     67,420,864
                                                                                      =====================  =====================
(COST EMERGING COUNTRIES : $50,672,782)
(COST EMERGING MARKETS OPPORTUNTIES : $6,513,926)


                                                                                          NUMBER
                                                                                        OF SHARES            VALUE
-----------------------------------------------------------------------------         --------------------------------------------
Preferred Stock - 4.5%
-----------------------------------------------------------------------------         --------------------------------------------
BRAZIL - 3.7%
All America Latina Logistica                                                                        21,100                438,384
Banco Bradesco S.A                                                                                   6,263                330,127
Braskem S.A. Cl. A                                                *                             16,750,000                557,747
Caemi Mineracao E Metal                                           *                                548,000                345,016
Companhia Energetica de Minas Gerais                                                             9,300,000                195,824
Suzano Bahia Sul Papel e Celulose S.A.                                                              11,201                 46,426
Tele Sudeste Celular Participacoes S.A.                                                         73,400,000                185,618
Telemar Norte Leste S.A.                                                                             1,700                 30,028
Ultrapar Participacoes S.A.                                                                      1,500,000                 24,129
Usinas Siderurgicas de Minas Gerais-- Ser A                                                         38,100                590,357
                                                                                      ---------------------  ---------------------
                                                                                                                        2,743,656
                                                                                      ---------------------  ---------------------
RUSSIAN FEDERATION - 0.4%
Transneft                                                                                              360                321,480
                                                                                      ---------------------  ---------------------

SOUTH KOREA - 0.4%
Hyundai Motor Co., Ltd                                                                              12,230                316,504
                                                                                      ---------------------  ---------------------

TOTAL PREFERRED STOCK                                                                               12,590              3,381,640
                                                                                      =====================  =====================
(COST EMERGING COUNTRIES : $1,413,279)
(COST EMERGING MARKETS OPPORTUNTIES : $275,659)


                                                                                          NUMBER
                                                                                        OF SHARES            VALUE
-----------------------------------------------------------------------------         --------------------------------------------
EQUITY-LINKED SECURITIES - 4.3%
-----------------------------------------------------------------------------         --------------------------------------------
INDIA - 1.9%
UBS AG Bharat Petroleum Corp.                                                                        8,408                 64,708
UBS AG London Bharat Petroleum Corp.                                                                63,934                492,036
UBS AG Satyam Computers Services, Ltd.-- 01/10/05                                                  108,543                890,487
                                                                                      ---------------------  ---------------------
                                                                                                                        1,447,231
                                                                                      ---------------------  ---------------------
SOUTH KOREA - 1.7%
Credit Suisse FB Hyundai Department Store Co., Ltd.-- 01/17/05                                       3,010                 84,954
Credit Suisse FB Kangwon Land, Inc.-- 09/22/06                    *                                  7,840                 84,429
Credit Suisse FB Kia Motors Corp.-- 09/02/05                      *                                 10,420                 95,916
Credit Suisse FB LG Electronics, Inc.-- 05/06/05                                                     1,870                107,506
Credit Suisse FB NHN Corp.-- 03/26/07                             *                                    910                 76,103
Credit Suisse FB Shinsegae Co.-- 07/05/05                         *                                    330                 87,838
UBS AG-- Top Engineering Co., Ltd.                                                                   7,225                 55,531
UBS AG Daegu Bank                                                                                   15,640                 89,101
UBS AG Halla Climate Control Corp.                                                                  11,530                104,139
UBS AG Hynix Semiconductor, Inc.                                                                    11,830                107,878
UBS AG Interflex Co., Ltd.-- 05/27/05                                                                3,661                 76,621
UBS AG KH Vatec Co., Ltd.                                                                            1,897                 44,728
UBS AG Ncsoft Corp.-- 05/27/05                                                                       1,020                 83,886
UBS Samsung Electro-Mechanics Co., Ltd.                                                              6,640                170,110
                                                                                      ---------------------  ---------------------
                                                                                                                        1,268,740
                                                                                      ---------------------  ---------------------
TAIWAN - 0.7%
Credit Suisse FB United Microelectronics Corp.-- 01/26/07                                          872,467                526,097
                                                                                      ---------------------  ---------------------

TOTAL EQUITY-LINKED SECURITIES                                                                                          3,242,068
                                                                                      =====================  =====================
(COST EMERGING COUNTRIES : $1,574,222)
(COST EMERGING MARKETS OPPORTUNTIES : $1,397,781)


                                                                                  EMERGING MARKETS OPPORTUNITIES FUND
                                                                            -----------------------------------------------
                                                                              PRICIPAL
                                                                               AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT - 1.0%
-----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS - 0.9%
Brown Brothers Harriman & Co.
              1.300%, 10/01/04
              (Cost: $636,430)
                                                                             -------------------  ---------------------------

UNITED STATES - 0.1%
HSBC Bank USA
              1.300%, 10/01/04
              (Cost: $103,349)                                                          103,349                      103,349
                                                                             -------------------  ---------------------------

TOTAL SHORT TERM INVESTMENTS                                                                                         103,349
                                                                             ===================  ===========================
(COST EMERGING COUNTRIES : $636,431)
(COST EMERGING MARKETS OPPORTUNTIES : $103,349)

                                                                                                  ---------------------------
TOTAL INVESTMENTS  - 99.3%                                                                                         8,831,617
                                                                                                  ===========================
(COST EMERGING COUNTRIES : $54,296,713)
(COST EMERGING MARKETS OPPORTUNTIES : $8,290,715)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                                                          10,309
                                                                                                  ---------------------------



NET ASSETS   - 100.0%                                                                             $                8,841,926
                                                                                                  ===========================


                                                                                             EMERGING COUNTRIES FUND
                                                                             -----------------------------------------------------
                                                                                      PRICIPAL
                                                                                       AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS - 0.9%
Brown Brothers Harriman & Co.
              1.300%, 10/01/04
              (Cost: $636,430)                                                                  636,431                   636,431
                                                                             ---------------------------  ------------------------

UNITED STATES - 0.1%
HSBC Bank USA
              1.300%, 10/01/04
              (Cost: $103,349)
                                                                             ---------------------------  ------------------------

TOTAL SHORT TERM INVESTMENTS                                                                                              636,431
                                                                             ===========================  ========================
(COST EMERGING COUNTRIES : $636,431)
(COST EMERGING MARKETS OPPORTUNTIES : $103,349)

                                                                                                          ------------------------
TOTAL INVESTMENTS  - 99.3%                                                                                             65,952,735
                                                                                                          ========================
(COST EMERGING COUNTRIES : $54,296,713)
(COST EMERGING MARKETS OPPORTUNTIES : $8,290,715)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                                                              553,882
                                                                                                          ------------------------
NET ASSETS   - 100.0%                                                                                     $            66,506,617
                                                                                                          ========================


                                                                        ADJUSTMENTS              COMBINED FUNDS PROFORMA
                                                                                      --------------------------------------------
                                                                                         NUMBER
                                                                                        OF SHARES            VALUE
----------------------------------------------------------------------                --------------------------------------------
SHORT TERM INVESTMENT - 1.0%
----------------------------------------------------------------------                --------------------------------------------
TIME DEPOSITS - 0.9%
Brown Brothers Harriman & Co.
              1.300%, 10/01/04
              (Cost: $636,430)                                                                     636,431                636,431
                                                                                      ---------------------  ---------------------

UNITED STATES - 0.1%
HSBC Bank USA
              1.300%, 10/01/04
              (Cost: $103,349)                                                                     103,349                103,349
                                                                                      ---------------------  ---------------------

TOTAL SHORT TERM INVESTMENTS                                                                                              739,780
                                                                                      =====================  =====================
(COST EMERGING COUNTRIES : $636,431)
(COST EMERGING MARKETS OPPORTUNTIES : $103,349)

                                                                                                             ---------------------
TOTAL INVESTMENTS  - 99.3%                                                                                             74,784,352
                                                                                                             =====================
(COST EMERGING COUNTRIES : $54,296,713)
(COST EMERGING MARKETS OPPORTUNTIES : $8,290,715)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                    2,627                                     566,818
                                                                                                             ---------------------



NET ASSETS   - 100.0%                                                           2,627                        $         75,351,170
                                                                                                             =====================


* Non-income producing securities.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

     NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     On November 11, 2004, the Board of Trustees approved the Plan of Reorganization (the "Plan") of the Emerging Countries Fund (the "Fund") and Emerging Markets Opportunities Fund, whereby, subject to approval by the shareholders of the Fund, the Emerging Markets Opportunities Fund will acquire all of the assets of the Emerging Countries Fund subject to the liabilities of such Fund, in exchange for Class I and Class II shares equal in value to the net assets of the Fund (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at September 30, 2004. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Funds at September 30, 2004. These statements have been derived from the Funds' respective books and records utilized in calculating daily net assets value at the date indicated above for each Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Emerging Markets Opportunities Fund for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statement of Additional Information.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004 (UNAUDITED)


                                                    EMERGING      EMERGING MARKETS
                                                    COUNTRIES      OPPORTUNITIES
                                                 ---------------  ----------------
ASSETS
Investments, at value*                            $  65,952,735   $      8,831,617
Foreign currencies, at value**                          503,133             30,545
Cash                                                     25,458              9,925
Receivables:
  Investment securities sold                                 --                 --
  Capital shares sold                                     4,630                 --
  Dividends                                             187,798             14,524
  Foreign taxes receivable                                  599                 --
  Interest                                                   --                 --
  Expense offset and other                               52,445              2,581
Other assets                                              4,354             10,019
                                                  -------------   ----------------
    Total assets                                     66,731,152          8,899,211
                                                  -------------   ----------------
LIABILITIES
Payables:
  Bank overdraft                                  $          --   $             --
  Investments purchased                                      --             12,856
  Capital shares redeemed                                30,087                 --
  Collateral on securities loaned                            --                 --
  Distributions fee                                          --                 --
  To investment advisor                                  51,865                 --
Other Liabilities                                       142,583             44,429
                                                  -------------   ----------------
    Total Liabilities                                   224,535             57,285
                                                  -------------   ----------------
NET ASSETS                                           66,506,617          8,841,926
                                                  =============   ================
  * Investments, at cost                             54,296,713          8,290,715
                                                  =============   ================
 ** Foreign currencies, at cost                         499,822             29,983
                                                  =============   ================
NET ASSETS CONSIST OF:
Paid-in capital                                   $  75,738,577   $      8,301,330
Undistributed net investment income (loss)            1,151,074             20,831
Accumulated net realized gain (loss) on
  investments and foreign currencies                (22,042,953)           (21,756)
Net unrealized appreciation (depreciation) of
  investments and of other assets and
  liabilities denominated in foreign currencies      11,659,919            541,521
                                                  -------------   ----------------
Net Assets applicable to all shares outstanding   $  66,506,617   $      8,841,926
                                                  =============   ================
Net Assets of Class I shares                      $  17,869,030   $      8,841,926
Net Assets of Class II shares                        48,637,587                 --
Net Assets of Class III shares                               --                 --
Net Assets of Class IV shares                                --                 --
Net Assets of Class R shares                                 --                 --
                                                  =============   ================
Class I Shares outstanding                            1,190,898            826,562
Class II Shares outstanding                           3,239,872                 --
Class III Shares outstanding                                 --                 --
Class IV Shares outstanding                                  --                 --
Class R Shares outstanding                                   --                 --
                                                  =============   ================
Net Asset Value -- Class I Share                  $       15.00   $          10.70
Net Asset Value -- Class II Share                 $       15.01   $             --
Net Asset Value -- Class III Share                $          --   $             --
Net Asset Value -- Class IV Share                 $          --   $             --
Net Asset Value -- Class R Share                  $          --   $             --
                                                  =============   ================

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                                      EMERGING
                                                     EMERGING          MARKETS
                                                     COUNTRIES      OPPORTUNITIES
                                                  --------------   ----------------
INVESTMENT INCOME
Dividends, net of foreign taxes*                   $     967,938   $         65,137
Interest                                                      60                542
                                                   -------------   ----------------
  Total Income                                           967,998             65,679
                                                   -------------   ----------------
EXPENSES
Advisory fees                                            276,898             23,645
Accounting and administration fees                        33,580              1,904
Custodian fees                                            76,066             33,694
Transfer agent fees and expenses                          14,494              7,235
Shareholder servicing fees                                48,710              5,254
Administrative services fees                              46,361              5,254
Professional fees                                         22,674              1,626
Shareholder reporting                                     13,951              1,253
Registration fees                                          4,906              4,956
Trustees' fees and expenses                                3,801                459
Interest and credit facility fee                             644                136
Insurance                                                  3,884                 --
Miscellaneous                                              4,480                386
                                                   -------------   ----------------
    Total Expenses                                       550,449             85,802
Expense offset                                           (83,445)            (1,264)
Expenses (reimbursed)/recouped                           (28,732)           (39,690)
                                                   -------------   ----------------
  Net Expenses                                           438,272             44,848
                                                   -------------   ----------------
NET INVESTMENT INCOME (LOSS)                             529,726             20,831
                                                   -------------   ----------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from:
  Securities                                           4,066,037             (6,021)
  Foreign currency transactions                          (23,784)           (15,735)
                                                   -------------   ----------------
    Net realized gain (loss)                           4,042,253            (21,756)
                                                   -------------   ----------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                                        (10,116,334)           540,902
  Other assets and liabilities denominated
    in foreign currencies                                (16,495)               619
                                                   -------------   ----------------
    Net unrealized appreciation (depreciation)       (10,132,829)           541,521
                                                   -------------   ----------------
NET GAIN (LOSS) ON INVESTMENTS                        (6,090,576)           519,765
                                                   -------------   ----------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                                       $  (5,560,850)  $        540,596
                                                   =============   ================
  * Foreign taxes withheld                         $     116,500   $          8,701
                                                   -------------   ----------------

                                                        EMERGING COUNTRIES
                                                  -----------------------------
                                                  SEPTEMBER 30,
                                                      2004          MARCH 31,
                                                   (UNAUDITED)        2004
                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    $     529,726   $     721,176
  Net realized gain (loss)                            4,042,253       9,755,600
  Net unrealized appreciation (depreciation)        (10,132,829)     22,321,238
                                                  -------------   -------------
    Net increase (decrease) in net assets
     from investment operations                      (5,560,850)     32,798,014
                                                  -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 --              --
  From net realized gains                                    --              --
                                                  -------------   -------------
    Total distributions                                      --              --
                                                  -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class I                                           4,262,756      18,773,501
    Class II                                             67,003      43,525,917
    Class III                                                --              --
    Class IV                                                 --              --
    Class R                                                  --              --
  Distributions reinvested
    Class I                                                  --              --
    Class II                                                 --              --
    Class III                                                --              --
    Class IV                                                 --              --
    Class R                                                  --              --
  Cost of shares redeemed
    Class I                                          (4,629,377)    (71,487,521)
    Class II                                            (99,287)       (669,828)
    Class III                                                --              --
    Class IV                                                 --              --
    Class R                                                  --              --
                                                  -------------   -------------
    Net increase (decrease) in net assets
     from share transactions                           (398,905)     (9,857,931)
                                                  -------------   -------------
    Net Increase (Decrease) in Net Assets            (5,959,755)     22,940,083
NET ASSETS
  Beginning                                          72,466,372      49,526,289
                                                  -------------   -------------
  Ending                                          $  66,506,617   $  72,466,372
                                                  =============   =============
Undistributed net investment income
  (loss), ending                                  $   1,151,074   $     621,348
                                                  =============   =============

                                                  EMERGING MARKETS OPPORTUNITIES (1)
                                                -------------------------------------
                                                  SEPTEMBER 30,
                                                      2004              MARCH 31,
                                                   (UNAUDITED)            2004
                                                -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  $          20,831   $              --
  Net realized gain (loss)                                (21,756)                 --
  Net unrealized appreciation (depreciation)              541,521                  --
                                                -----------------   -----------------
    Net increase (decrease) in net assets
     from investment operations                           540,596                  --
                                                -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   --                  --
  From net realized gains                                      --                  --
                                                -----------------   -----------------
    Total distributions                                        --                  --
                                                -----------------   -----------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class I                                             8,301,390                  --
    Class II                                                   --                  --
    Class III                                                  --                  --
    Class IV                                                   --                  --
    Class R                                                    --                  --
  Distributions reinvested
    Class I                                                    --                  --
    Class II                                                   --                  --
    Class III                                                  --                  --
    Class IV                                                   --                  --
    Class R                                                    --                  --
  Cost of shares redeemed
    Class I                                                   (60)                 --
    Class II                                                   --                  --
    Class III                                                  --                  --
    Class IV                                                   --                  --
    Class R                                                    --                  --
                                                -----------------   -----------------
    Net increase (decrease) in net assets
     from share transactions                            8,301,330                  --
                                                -----------------   -----------------
    Net Increase (Decrease) in Net Assets               8,841,926                  --
NET ASSETS
  Beginning                                                    --                  --
                                                -----------------   -----------------
  Ending                                        $       8,841,926   $              --
                                                =================   =================
Undistributed net investment income
  (loss), ending                                $          20,831   $              --
                                                =================   =================

----------
(1) Fund commenced operations on 5/28/04.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                         EMERGING COUNTRIES     EMERGING MARKETS OPPORTUNITIES
                                     ----------------------------------------------------------
                                     SEPTEMBER 30,              SEPTEMBER 30,
                                         2004        MARCH 31,      2004            MARCH 31,
                                      (UNAUDITED)      2004      (UNAUDITED)          2004
                                     -------------  ----------  -------------      ----------
CLASS I -- CAPITAL SHARE ACTIVITY
  Shares sold                              284,625   1,452,218        826,567              --
  Distributions reinvested                      --          --             --              --
  Shares redeemed                         (326,486) (5,914,453)            (5)             --
                                     -------------  ----------  -------------      ----------
  Net Class I Share Activity               (41,861) (4,462,235)       826,562              --
                                     =============  ==========  =============      ==========
CLASS II -- CAPITAL SHARE ACTIVITY
  Shares sold                                4,528   3,287,650             --              --
  Distributions reinvested                      --          --             --              --
  Shares redeemed                           (6,957)    (45,349)            --              --
                                     =============  ==========  =============      ==========
  Net Class II Share Activity               (2,429)  3,242,301             --              --
                                     =============  ==========  =============      ==========
CLASS III -- CAPITAL SHARE ACTIVITY
  Shares sold                                   --          --             --              --
  Distributions reinvested                      --          --             --              --
  Shares redeemed                               --          --             --              --
                                     =============  ==========  =============      ==========
  Net Class III Share Activity                  --          --             --              --
                                     =============  ==========  =============      ==========
CLASS IV -- CAPITAL SHARE ACTIVITY
  Shares sold                                   --          --             --              --
  Distributions reinvested                      --          --             --              --
  Shares redeemed                               --          --             --              --
                                     =============  ==========  =============      ==========
  Net Class IV Share Activity                   --          --             --              --
                                     =============  ==========  =============      ==========
CLASS R -- CAPITAL SHARE ACTIVITY
  Shares sold                                   --          --             --              --
  Distributions reinvested                      --          --             --              --
  Shares redeemed                               --          --             --              --
                                     =============  ==========  =============      ==========
  Net Class R Share Activity                    --          --             --              --
                                     =============  ==========  =============      ==========

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

NOTE A -- ORGANIZATION

Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end investment management company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of fourteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds have issued Class I shares ("Class I") and five Funds have issued Class II shares ("Class II") and one Fund has issued Class III shares ("Class III") and one Fund has issued Class IV shares ("Class IV") and five Funds have issued Retirement shares ("Class R"). No shares have a sales charge. Class R has a distribution fee. All Funds have a shareholder services fee. The Emerging Countries Fund and the Emerging Markets Opportunities Fund are covered in this report.


NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.


SECURITY VALUATIONS

Equity securities, including ADRs and GDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain non-U.S. exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. The Investment Adviser has determined the Xetra is the primary market in Germany.

The Funds value long-term debt obligations, including high quality and high yield corporate securities, municipal securities, asset-backed securities, collateralized mortgage obligations and US Government and Agency issues, at the quoted bid price provided by an approved bond pricing service. Convertible securities are normally priced at the mean between the bids and ask prices. Short-term debt instruments, (e.g., commercial paper, bankers acceptances, U.S. Treasury Bills, etc.) having a maturity of less than 60 days will be valued at amortized cost. If a fixed income security has a maturity of greater than 60 days, it will be valued at market price.

Securities or other assets for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Adviser does not represent fair value (Fair Value Securities), are valued by the Pricing Committee overseen by the Board of Trustees in consultation as applicable, with the Investment Adviser's portfolio managers, traders, and research and credit analysts and legal and compliance personnel. Fair Value Securities may include, but are not limited to, the following: certain private placements and restricted securities that do not have an active trading market; securities whose trading has been suspended or for which there is no current market; securities whose prices are stale; securities denominated in currencies that are restricted, untraded, or for which exchange rates are disrupted; securities affected by significant events; and securities that the Investment Adviser or Pricing Committee believe were priced incorrectly. A "significant event" (which includes, but is not limited to, an extraordinarily political or market event) is an event that the Investment Adviser or Pricing Committee believes with a reasonably high degree of certainty has caused the closing market prices of a Fund's portfolio securities to no longer reflect their value at the time of the Fund's NAV calculation.


SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

Dividend income is recorded on the ex-dividend date or, for certain non-U.S. securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.


NON-U.S. CURRENCY TRANSACTIONS

At each net asset valuation date, the value of assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the current exchange rate at the spot rate at 11:00 a.m. Eastern Time against the U.S. dollar, as provided by an approved pricing service. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a non-U.S. currency is included with the net realized and unrealized gain or loss of the associated security. Other Non-U.S. currency gains or losses are reported separately.

Certain Funds may use forward non-U.S. currency contracts to reduce their exposure to currency fluctuations of their non-U.S. securities. These contracts are commitments to purchase or sell a non-U.S. currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Non-U.S. denominated assets and forward currency contracts may involve more risks than U.S. transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy. There were no such forward non-U.S. currency contracts at September 30, 2004.


FUTURES CONTRACTS

Each Fund may enter into futures contracts involving non-U.S. currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of non-U.S. currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no such futures contracts at September 30, 2004.


OPTIONS CONTRACTS

The Funds may: (a) buy call options on non-U.S. currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on non-U.S. currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


EQUITY-LINKED SECURITIES

Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk of the underlying securities, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.


SECURITIES LENDING

In order to generate expense offset credits, each of the Funds may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under the guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, loose the opportunity to sell securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. There was no such security lending activity at September 30, 2004.

CREDIT FACILITY

The Trust has a $15 million credit facility available to fund temporary or emergency borrowing expiring in January 2005. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended September 30, 2004, the Funds did not borrow against the line of credit.


COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.


FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

Many of the brokers with whom the Investment Adviser places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. In addition, through arrangements with the Funds custodian, credits realized as a result of uninvested cash balances were used to reduce the Funds expenses. During the period, the credits used to reduce the Funds expenses were:

                                   CREDIT INTEREST  DIRECT BROKERAGE  SECURITY LENDING
FUND                                    OFFSET           OFFSET            OFFSET
----                                    ------           ------            ------
Emerging Countries                      3,344            45,740            34,361
Emerging Markets Opportunities          1,264               -                 -


USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.


NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

The Emerging Countries Fund may, when appropriate, invest in the Indian stock market through Nicholas-Applegate Southeast Asia Fund Ltd., a company organized under the laws of Mauritius (the "Mauritius Company"). The Investment Adviser has been advised by counsel that the Mauritius Company is entitled to Indian tax benefits afforded by a double taxation treaty between India and Mauritius, and believes the Mauritius Company is the most efficient means to invest in India. Each Fund holds a 100% interest in a separate class of securities issued by the Mauritius Company, represented by a separate, underlying portfolio of securities. The accounts of the Mauritius Company are reflected in the Fund using consolidation accounting principles.


NOTE C -- FEDERAL INCOME TAXES

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, accretion, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

Capital loss carryforwards may be used to offset current or future capital gains until expiration.


DISTRIBUTIONS TO SHAREHOLDERS

The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

NOTE D -- TRANSACTIONS WITH AFFILIATES

The Investment Adviser receives the following annual fees payable monthly based on the average daily net assets of each Fund.

                                                       ADVISORY FEE
FUND
----
Emerging Countries                                         0.85%
Emerging Markets Opportunities                             0.90%

Pursuant to the Administrative Services agreement the Investment Adviser provides operational support services to the Funds and receives the following annual fees payable monthly based on average daily net assets of each Fund.

                                            ADMINISTRATIVE SERVICES FEE
FUND                              CLASS I   CLASS II
----                              -------   --------
Emerging Countries                 0.20%      0.12%
Emerging Markets Opportunities     0.20%      0.12%

Pursuant to the Shareholder Services agreement the Investment Adviser provides account servicing to the Funds and receives the following annual fees payable monthly based on the average daily net assets of each Fund.

                                                          SHAREHOLDER SERVICES FEE
FUND                                      CLASS I         CLASS II
----                                      -------         --------
Emerging Countries                         0.20%            0.13%
Emerging Markets Opportunities             0.20%            0.13%

The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses are limited to certain levels through September 30, 2004. The Investment Adviser will recover expense reimbursements paid to the Funds to the extent of the difference between the Funds' actual expenses (exclusive of taxes, interest, brokerage and the expenses incurred from the operation of the Mauritius Company ) when they fall below the limit in the year such reimbursement is paid.

The Funds reduce expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that the Investment Adviser must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.


                                         CLASS I        CLASS II
                                        4/1/04 TO      4/1/03 TO
FUND                                     9/30/04        9/30/04
----                                     -------        -------
Emerging Countries                        1.65%          1.50%
Emerging Market Opportunities             1.75%          1.60%

Emerging Markets Opportunities intends to lower its fee caps to 1.65% and 1.50% for Classes I and II, respectively, at the date of the proposed merger with Emerging Countries.

Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $35,000 each from the Trust.

NOTE E -- INVESTMENT TRANSACTIONS

The following table presents purchases and sales of securities, excluding short-term investments, during the period ended September 30, 2004 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 2004, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                                  NET
                                                                                GROSS          GROSS          UNREALIZED
                                                                             UNREALIZED      UNREALIZED      APPRECIATION
                                     PURCHASES      SALES      TAX COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
FUND                                 (IN 000'S)   (IN 000'S)  (IN 000'S)     (IN 000'S)      (IN 000'S)       (IN 000'S)
----                                 ----------   ----------  ----------     ----------      ----------       ----------
Emerging Countries                     20,446       18,544      54,297         14,283         (2,623)           11,660
Emerging Markets Opportunities         10,248        1,896       8,291            930           (388)              542

Gains and losses resulting from the redemptions-in-kind are included in the realized gain/loss from securities and non-U.S. currency transactions. During the period, the Funds did not have any redemptions-in-kind.


NOTE F -- FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward non-U.S. currency contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.


NOTE G -- PROXY VOTING

The Investment Adviser votes proxies on behalf of the Funds pursuant to written policies and procedures adopted by the Funds. To obtain free information on how your Funds' securities were voted, please call the Funds at 1-800-551-8043 or visit the Funds' website at WWW.NACM.COM. You may also view how the Fund's securities were voted by visiting the Securities & Exchange Commission's website at www.sec.gov.


NOTE H --  PORTFOLIO HOLDINGS

The Funds provide a complete list of their holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the Funds' Form N-Q on the SEC's website at WWW.SEC.GOV. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090.


NOTE I -- CORPORATE GOVERNANCE (UNAUDITED)

                                             TERM OF
                          POSITION(S)      OFFICE AND
NAME, ADDRESS (1)          HELD WITH     LENGTH OF TIME                      PRINCIPAL OCCUPATION(S)
     AND AGE                  FUND         SERVED (2)                          DURING PAST 5 YEARS
------------------------  -------------  ---------------  --------------------------------------------------------------
DISINTERESTED TRUSTEES:

      George F.           Chairman &          Since       Investment Consultant and Director, (since 1994); President
      Keane (75)           Trustee           May 2004     Emeritus and founding Chief Executive Officer, The Common Fund
                                                          (1971-1993); and Endowment Advisors (1987-1999) (organizations that provide investment management programs for colleges and universities) ; Member, Investment Advisory Committee, New
                                                          York State Common Retirement Fund (since 1985).

      Walter E.           Trustee             Since       Retired; prior thereto, Chairman and CEO of Chicago Board of
      Auch (83)                              May 1999     Options Exchange (1979-1986); Senior Executive Vice President
                                                          PaineWebber, Inc.

 Darlene DeRemer (48)     Trustee             Since       Managing Director, Putnam Lovell NBF Private Equity (Since
                                             May 1999     2004); Managing Director, NewRiver E-Business Advisory
                                                          Services Division (2000-2003); Prior to, President and
                                                          Founder, DeRemer Associates, a strategic and marketing
                                                          consulting firm for the financial services industry
                                                          (1987-2003); Vice President and Director, Asset Management
                                                          Division, State Street Bank and Trust Company, now referred to as State Street Global Advisers, (1982-1987); Vice President,
                                                          T. Rowe Price & Associates (1979-1982); Member, Boston Club
                                                          (since 1998); Member, Financial Women's Association Advisory
                                                          Board (since 1995); Founder, Mutual Fund Cafe Website.

                         NUMBER OF
                       PORTFOLIOS IN
NAME, ADDRESS (1)       FUND COMPLEX                                  OTHER DIRECTORSHIPS
     AND AGE        OVERSEEN BY TRUSTEE                                 HELD BY TRUSTEE
------------------  --------------------  -----------------------------------------------------------------------------------

      George F.             14            Director, Bramwell Funds (since 1994); Director, Longview Oil & Gas (since 2000);
      Keane (75)                          Director, Security Capital U.S. Real Estate (since 1997); Director, The Universal
                                          Bond Fund (since 1997); Director, Universal Stainless & Alloy Products Inc. (since
                                          1994); Director, United Water Services and affiliated companies (1996-2000);
                                          Director, and former Chairman of the Board, Trigen Energy Corporation (1994-2000);
                                          Trustee, Nicholas-Applegate Mutual Funds (1994-1999).

      Walter E.             14            Trustee, LLBS Funds (since 1994 and Brinson Supplementary Trust (since 1997);
      Auch (83)                           Director, Thompson Asset Management Corp (1987-1999); Director, Smith Barney Trak
                                          Fund (since 1992) and Smith Barney Advisors (since 1992); Director, PIMCO Advisors
                                          L.P (since 1994); Director, Banyon Realty Trust ( 1988-2002), Banyon Mortgage
                                          Investment Fund ( 1989-2002) and Banyon Land Fund II (since 1988); Director, Express
                                          America Holdings Corp ( 1992-1999); Director, Legend Properties, Inc. (1987-1999);
                                          Director, Senele Group (since 1988); Director, Fort Dearborn Income Securities, Inc.
                                          (1987-1995); Trustee, Nicholas-Applegate Mutual Funds (1994-1999); Director, Geotek
                                          Industries, Inc. (1987-1998).

 Darlene DeRemer (48)       14            Founding Member and Director, National Defined Contribution Council (since 1997);
                                          Trustee, Boston Alzheimer's Association (since 1998); Director, King's Wood
                                          Montessori School (since 1995); Editorial Board, National Association of Variable
                                          Annuities (since 1997); Director, Nicholas-Applegate Strategic Opportunities, Ltd.
                                          (1994-1997); Trustee, Nicholas-Applegate Mutual Funds (1994-1999); Director,
                                          Jurika & Voyles Fund Group (since 1994-2000); Director, Nicholas-Applegate Southeast
                                          Asia Fund, Ltd. (since 2004).

                                             TERM OF
                          POSITION(S)      OFFICE AND
NAME, ADDRESS (1)          HELD WITH     LENGTH OF TIME            PRINCIPAL OCCUPATION(S)
     AND AGE                  FUND         SERVED (2)                DURING PAST 5 YEARS
------------------------  -------------  ---------------  -------------------------------------------
INTERESTED TRUSTEES:

HORACIO A. VALEIRAS ()     President &        Since       Managing Director (Since 2004) and Chief
                             Trustee       August 2004    Investment Officer.  Nicholas-Applegate
                                                          Capital Management, Nicholas-Applegate
                                                          Securities (Since 2002); Managing
                                                          Director of Morgan Stanley Investment
                                                          Management, London (1997-2002); Head of
                                                          International Equity and Asset
                                                          Allocation, Miller Anderson & Sherred;
                                                          Director and Chief of International
                                                          Strategies, Credit Suisse First Boston.

OFFICERS:

CHARLES H.                 Secretary      Since May 2002  General Counsel, Nicholas-Applegate
FIELD, JR. (49)                                           Capital Management, LLC (since 2004);
                                                          Deputy General Counsel (1996-2004).

C. WILLIAM MAHER (43)      Treasurer      Since May 1999  Managing Director (since 2004) and Chief
                                                          Financial Officer, Nicholas-Applegate
                                                          Capital Management, Nicholas-Applegate
                                                          Securities, (Since 1998); Co-Managing
                                                          Chief Financial Officer
                                                          Nicholas-Applegate Holdings LLC (Since
                                                          2001). Formerly Chief Financial Officer,
                                                          Mitchell Hutchins Asset Management, Inc.
                                                          (1990-1998).


                         NUMBER OF
                       PORTFOLIOS IN
NAME, ADDRESS (1)       FUND COMPLEX                    OTHER DIRECTORSHIPS
     AND AGE        OVERSEEN BY TRUSTEE                   HELD BY TRUSTEE
------------------  --------------------  --------------------------------------------
INTERESTED TRUSTEES:

HORACIO A.                    14          Trustee,  The Bishops  School (Since 2002);
VALEIRAS ()                               Trustee,   San  Diego  Rowing  Club  (Since
                                          2002).

OFFICERS:

CHARLES H.                    14          NA
FIELD, JR. (49)

C. WILLIAM                    14          NA
MAHER (43)

-----------
(1) Unless otherwise noted, the address of the Trustees and Officers is c/o:
Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.

(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

                             PRINCIPAL SHAREHOLDERS

     As of January 31, 2005, the following shareholders owned of record or beneficially 5% or more of Emerging Markets Opportunities Fund.

     Class I Shares

                                                          NUMBER OF                        PERCENTAGE OF THE
             NAME & ADDRESS                               SHARES                           FUND
             -----------------------------------------------------------------------------------------------------
             John H. Grimm                                 74,454.117                       8.91%
             713  Lodi St. 4
             Syracuse, NY  13203-2265

             Allianz Global Investors                      600,578.13                      71.85%
             888  San Clemente Dr. Ste. 100
             Newport Beach, CA  92660

                      NICHOLAS-APPLEGATE INSITUTIONAL FUNDS
                                     PART C

                                OTHER INFORMATION

Item 15.    INDEMNIFICATION

     Indemnification provisions for officers and trustees of Registrant are set forth in Article V, Section 2 of the Amended and Restated Declaration of Trust, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and trustees will be indemnified to the fullest extent permitted to trustees by laws applicable to a Delaware business trust, subject only to such limitations as may be required by the Investment Management Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, trustees and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its trustees and officers.

ITEM 16.  EXHIBITS.

                  (1)(a)   Certificate of Trust of Registrant--filed as Exhibit
                           1.1 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement ("Amendment No. 1") on March 17, 1993 and incorporated herein by reference.

                     (b) Certificate of Amendment of Certificate of Trust of Registrant--filed as Exhibit 1.2 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

                     (c) Declaration of Trust of Registrant--filed as Exhibit 1 to Registrant's Form N1-A Registration Statement on December 31, 1992 and incorporated herein by reference.

                     (d) Amended and Restated Declaration of Trust of Registrant--filed as Exhibit 1.4 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

                     (e) Amended and Restated Declaration of Trust dated February 19, 1999--filed as Exhibit (a)5 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (f) Amendment No. 1 to the Amended and Restated Declaration of Trust dated February 19,1999-- filed as Exhibit (a)(6) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (2)(a) Amended Bylaws of Registrant--filed as Exhibit 2 to Amendment No. 2 to the Registrant's Form N-1A Registration Statement on April 6, 1993 and incorporated herein by reference.

                     (b) Amended Bylaws of Registrant dated February 19, 1999--filed as Exhibit 2(b) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (3)      Not applicable.

                  (4) Plan of Reorganization and Termination by Registrant on behalf of Emerging Countries Fund and Emerging Markets Opportunities Fund - filed herewith.

                  (5) Provisions of instruments defining the rights of holders of securities are continued in Articles VI and VII of Registrants Amended and Restated Declaration of Trust - filed as Exhibit 5 to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (6)(a) Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (b) Form of letter agreement dated August 31, 1999 between Registrant and Nicholas-Applegate Capital Management adding the Global Health Care Fund to the Investment Advisory Agreement--filed as Exhibit
                           (d)(2) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                     (c) Form of Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC--filed as Exhibit (d)(3) to Post-Effective Amendment No. 4 on May 25, 2000 and incorporated herein by reference.

                     (d) Proposed Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d)(4) to
                           Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                     (e) Proposed Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC--filed as Exhibit (d)(5) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                     (f) Form of letter agreement dated February 9, 2001 between Registrant and Nicholas-Applegate Capital Management adding the International Structured and Small Cap Value Funds to the Investment Advisory Agreement--filed as Exhibit (d)(6) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                     (g) Form of Letter agreement dated May 8, 2001 between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement dated January 31, 2001 filed as Exhibit (d)(7) to Post Effective Amendment No. 9 on October 1, 2001 and incorporated herein by reference.

                     (h) Form of letter agreement dated November 8, 2002 between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Management Agreement--filed as Exhibit (d)(8) to Post Effective Amendment No. 13 on December 6, 2002 and incorporated herein by reference.

                     (i) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Management Agreement-- filed as Exhibit (d)(9) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                     (j)  Form of letter agreement between Registrant and
                           Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement-- filed as Exhibit (d)(10) to Post Effective Amendment No. 37 on March 17, 2004 and incorporated herein by reference.

                  (7)(a) Distribution Agreement between Registrant and Nicholas-Applegate Securities dated May 10, 1999--filed as Exhibit (e) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (b) Distribution Agreement between Registrant and Nicholas-Applegate Securities--filed as
                           Exhibit (e)(2) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                     (c) Form of Agency Trading Agreement--filed as Exhibit (e)(4) to Post-Effective Amendment No. 8 on April 10, 2001 and incorporated herein by reference.

                  (8) Benefit Plan for trustees or officers of Registrant in their capacity as such - none

                  (9)(a) Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit 1(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (b) Foreign Custody Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit
                           (2)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (c) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (3)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (d) Cash Management Authorization Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (4)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (e) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Foreign Custody Agreement dated May 1, 1999--filed as Exhibit (g)(5) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                     (f) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to Custodian Services Agreement dated May 1, 1999--filed as Exhibit (g)(6) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                     (g) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Cash Management Authorization Services Agreement dated May 1, 1999--filed as Exhibit (g)(7) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                     (h) Amendment to Appendix C to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (g)(8) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                     (i) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding International Structured and Small Cap Value Funds to the Cash Management Authorization Services Agreement dated May 1, 1999--filed as Exhibit (g)(9) to Post-Effective Amendment #6 on February 14, 2001 and superseded by Exhibit (g)(10)--filed on February 14, 2001 and incorporated herein by reference.

                     (j) 17f-5 Delegation Schedule between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001--filed as Exhibit (g)(10) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                     (k) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001--filed as Exhibit (g)(11) to Post-Effective Amendment No. 7 on April 10, 2001 -- filed as Exhibit (g)(11) to Post-Effective Amendment No. 8 on May 30, 2001 and incorporated herein by reference.

                     (l) Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (g)(12) to Post-Effective Amendment
                           No. 17 on October 17, 2003 and incorporated herein by reference.

                     (m)   Amendment to the Cash Management Services
                           Agreement between Registrant and Brown
                           Brothers Harriman & Co.--filed as Exhibit (g)(13) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                     (n) Amendment to Appendix C to Custodian Services Agreement between Brown Brothers Harriman & Co. adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(14) to Post-Effective Amendment
                           No. 37 on March 17, 2004 and incorporated herein by reference.

                     (o) Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between
                           Registrant and Brown Brothers Harriman & Co.
                           adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(15) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated by reference herein.

                     (p)   Amendment to Cash Management Services
                           Agreement between Registrant and Brown
                           Brothers Harriman & Co. adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(16) to Post-Effective Amendment No. 37 on March 17, 2004 and incorporated herein by reference.

                 (10)(a) Form of Shareholder Servicing Agreement--filed as Exhibit (e)(3) to Post-Effective Amendment
                           No. 8 on April 10, 2001 and incorporated herein by reference.

                     (b) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class R Shares--filed as Exhibit No. (6)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (c) Form of Rule 12b-1 Plan for Class R Shares--filed as Exhibit (m) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (d) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class I, Class II Class III, Class IV, Class V and Class R shares dated February 7, 2003--filed as Exhibit (m)(1) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

                     (e)   Rule 18f-3 Plan between Registrant and
                           Nicholas-Applegate Capital Management--filed as Exhibit (n) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (f) Amended to Rule 18f-3 Plan between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit (n)(1) to Post
                           Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

                 (11) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable--filed herewith.

                 (12) Opinion and consent as to the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement -- to be filed by Amendment within a reasonable time after closing.

                 (13)(a) Administration and Fund Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co. --filed as Exhibit (1)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (b) Administration Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (2)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (c) License Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (3)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (d) Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit No. (4)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (e) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company--filed as Exhibit No. (5)(h) to the Registrant's Form N-1A Registration Statement on May 27, 1999 and incorporated herein by reference.

                     (f) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding Global Health Care Fund to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--filed as Exhibit (h)(7) to Post-Effective Amendment #4 on May 27, 2000 and incorporated herein by reference.

                     (g) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding Global Health Care Fund to the Expense Limitation Agreement--filed as Exhibit (h)(8) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                     (h) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Global Health Care Fund to the Transfer Agency and Service Agreement--filed as Exhibit (h)(9) to the Registrant's Form N-1A Registration Statement on
                           June 18, 1999 and incorporated herein by reference.

                     (i) Credit Agreement between Registrant and BankBoston, N.A. dated December 21, 1999--filed as Exhibit (h)(10) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                     (j) Master Securities Lending Agreement between Registrant and Goldman, Sachs & Co. dated July 22, 1999--filed as Exhibit (h)(11) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                     (k) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (h)(12) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                     (l) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding International Structured and Small Cap Value Funds to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--filed as Exhibit (h)(13) to Post-Effective Amendment No. 6 on February 14, 2001 and superseded by Exhibit (h)(17)--filed as Exhibit
                           (h)(17) to Post-Effective Amendment No. 7 filed on April 10, 2001 and incorporated herein by reference.

                     (m) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding International Structured and Small Cap Value Funds to the Expense Limitation Agreement--filed as Exhibit (h)(14) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                     (n) Form of letter agreement between Registrant and State Street Bank and Trust Company adding International Structured and Small Cap Value Funds to the Transfer Agency and Service Agreement--filed as Exhibit (h)(16) to Post-Effective Amendment
                           No. 6 filed on February 14, 2001 and incorporated herein by reference.

                     (o) Form of letter agreement between Registrant and Fleet Bank (formerly BankBoston, N.A.) adding International Structured and Small Cap Value Funds to the Credit Agreement dated December 21, 1999--filed as Exhibit (h)(15) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                     (p) Amended Appendix C to the Administration and Fund Accounting Agreement between Registrant and Brown Brothers Harriman & Company dated February 14, 2001 -- filed as Exhibit (h)(17) to Post-Effective Amendment No. 7 filed on April 10, 2001 and incorporated herein by reference.

                     (q) Letter Agreement dated May 18, 2001 between Registrant and Nicholas-Applegate Capital
                           Management amending the Expense Limitation
                           Agreement -- filed as Exhibit (h)(18) to
                           Post-Effective Amendment No. 8 filed on May 30, 2001 and incorporated herein by reference.

                     (r) Letter Agreement dated September 27, 2001 between Registrant and Nicholas-Applegate Capital Management amending The Expense Limitation Agreement Filed as Exhibit (h)(19) to Post-Effective Amendment No. 9 on October 1, 2001 and incorporated herein by reference.

                     (s) Letter Agreement dated May 17, 2002 between Registrant and Nicholas-Applegate Capital Management amending The Expense Limitation Agreement -- filed as Exhibit (h)(20) to Post-Effective Amendment #10 on May 20, 2002 and incorporated herein by reference.

                    (t) Amendment to the Administration Services agreement between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit (h)(21) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

                    (u) Amendment to the Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit (h)(22) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

                    (v) Transfer Agency Agreement dated March 14, 2003 between Registrant and UMB Fund Services, INC.
                           filed as Exhibit (h)(23) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

                    (w) Letter Agreement dated April 1, 2003 between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement filed as Exhibit (h)(24) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

                    (x) Amendment to Credit Agreement dated February 28, 2003 between Registrant and Fleet National Bank filed as Exhibit (h)(25) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

                    (y) Securities Lending and Agency Agreement--filed as Exhibit (h)(26) to Post-Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

                    (z) Amendment to the Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management dated July 29, 2003 filed as Exhibit (h)(27) to Post-Effective Amendment #16 on July 29, 2003 and incorporated herein by reference.

                   (za) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement--filed as Exhibit
                           (h)(28) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                   (zb) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement--filed as Exhibit
                           (h)(28) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                   (zc) Amendment to Appendix C to the Administration and Accounting Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(30) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                   (zd) Fourth Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(31) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                   (ze) Customer Identification Program Addendum to Transfer Agency Agreement--filed as Exhibit
                           (h)(32) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                   (zf) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement--filed as Exhibit
                           (h)(33) to Post-Effective Amendment No. 37 on
                           March 17, 2004 and incorporated herein by reference.

                   (zg) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement--filed as Exhibit (h)(34) to Post-Effective Amendment No. 37 on March 17, 2004 and incorporated herein by reference.

                   (zh) Amendment to Appendix C to the Administration Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(35) to Post-Effective Amendment No. 22 of July 30, 2004 and incorporated herein by reference.

                   (zi) Fifth Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(36) to Post-Effective Amendment No. 37 on March 17, 2004 and incorporated herein by reference.

                 (14)      Consent of Independent Auditors

                     (k)   Not Applicable

                 (15)      Financial statements omitted from Part B -- None.

                 (16)(a) Limited Power of Attorney of Trustees--Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

                     (b) Limited Power of Attorney of Walter E. Auch--Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

                     (c) Limited Power of Attorney of John J.P. McDonnell-- filed as Exhibit (p)(2) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                     (d) Certified Resolution of Board of Trustees of Registrant regarding Limited Power of Attorney of John J.P. McDonnell--filed as Exhibit (p)(3) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                     (e) Limited Power of Attorney of Trustees--filed as Exhibit (p)(4) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

                     (f) Limited Power of Attorney of Trustees dated December 22, 2004 filed herewith.

                 (17)      Additional Exhibits

                  (a) Amended Code of Ethics dated April 2002 -- filed as Exhibit (p)(1) to Post-Effective Amendment #10 on May 20, 2002 and incorporated herein by reference.

                  (b) Amended Code of Ethics dated March 2003 filed as Exhibit (o)(1) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

                  (c) Amended Code of Ethics dated January 31, 2004 filed as Exhibit (o)(2) to Post-Effective Amendment No. 37 on March 17, 2004 and incorporated herein by reference.

                  (d)      Form of Proxy Card -- filed herewith.

Item 17.    UNDERTAKINGS

   (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (3) The undersigned Registrant agrees to file an amendment to the Registration Statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters with a reasonable time after closing.

                                 Exhibit Index

(4)   Form of Plan of Reorganization and Termination

(11)  Opinion of Counsel

(14)  Consent of Independent Auditors

(16)  Limited Power of Attorney of Trustees dated December 22, 2004.

(17)  Form of Proxy card

                                     NOTICE

     A copy of the Declaration of Trust of Nicholas-Applegate Institutional Funds (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of Delaware and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Diego and the State of California on this day of February, 2005.

                                      Nicholas-Applegate Institutional Funds

                                      By: /s/

                                      -----------------------------------------
                                      Horacio A. Valeiras, President

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in their capacities
and on February    , 2005.

George F. Keane*
Trustee and Chairman of the Board


/s/ Horacio A. Valeiras
-----------------------------------------
Horacio A. Valeiras
Trustee and President


/s/ C. William Maher
-----------------------------------------
C. William Maher
Principal Financial and Accounting Officer


/s/ Charles H. Field, Jr.
-----------------------------------------
Charles H. Field, Jr.
Secretary



-----------------------------------------
Walter E. Auch*
Trustee



-----------------------------------------
Darlene DeRemer*
Trustee


/s/ Charles H. Field, Jr.
-----------------------------------------
By Charles H. Field, Jr.
*Attorney In Fact